Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
International Index Portfolio
September 30, 2022
VIIP-NPRT3-1122
1.9887326.104
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 5.1%
AGL Energy Ltd.	10,524	46,045
Allkem Ltd. (a)	9,332	82,674
ALS Ltd.	7,595	49,213
Altium Ltd.	1,906	41,976
Alumina Ltd.	37,929	30,691
AMP Ltd. (a)	50,831	35,603
Ampol Ltd.	3,678	67,638
Ansell Ltd.	1,978	31,871
APA Group unit	18,488	113,410
ARB Corp. Ltd.	1,213	21,547
Aristocrat Leisure Ltd.	10,444	219,922
ASX Ltd.	3,018	138,530
Atlas Arteria Ltd. unit	22,780	90,779
Aurizon Holdings Ltd.	28,436	62,752
Australia & New Zealand Banking Group Ltd.	46,482	680,441
Bank of Queensland Ltd.	10,009	41,679
Beach Energy Ltd.	25,337	24,067
Bendigo & Adelaide Bank Ltd.	8,834	44,019
BHP Group Ltd.	79,022	1,947,048
BlueScope Steel Ltd.	7,494	72,814
Brambles Ltd.	22,389	163,404
Breville Group Ltd.	1,558	18,098
carsales.com Ltd.	5,562	66,921
Challenger Ltd.	9,014	33,730
Charter Hall Group unit	7,390	54,266
Cleanaway Waste Management Ltd.	32,189	55,798
Cochlear Ltd.	1,024	127,424
Coles Group Ltd.	20,771	218,292
Commonwealth Bank of Australia	26,631	1,545,031
Computershare Ltd.	8,953	141,795
CSL Ltd.	7,520	1,370,994
CSR Ltd.	7,692	21,895
Dexus unit	17,030	84,096
Dominos Pizza Enterprises Ltd.	955	31,472
Downer EDI Ltd.	10,621	31,047
Endeavour Group Ltd.	19,767	88,508
Evolution Mining Ltd.	27,892	36,574
Fortescue Metals Group Ltd.	26,445	283,896
Goodman Group unit	26,557	268,058
Harvey Norman Holdings Ltd.	10,097	26,093
IDP Education Ltd.	3,330	56,382
IGO Ltd.	10,605	92,934
Iluka Resources Ltd.	6,736	39,037
Incitec Pivot Ltd.	29,943	67,227
Insurance Australia Group Ltd.	38,498	113,276
JB Hi-Fi Ltd.	1,745	42,371
Lendlease Group unit	10,549	60,189
Lynas Rare Earths Ltd. (a)	13,956	67,302
Macquarie Group Ltd.	5,626	549,661
Magellan Financial Group Ltd.	2,356	16,969
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	89
Medibank Private Ltd.	43,268	96,037
Metcash Ltd.	15,457	38,263
Mineral Resources Ltd.	2,602	109,432
Mirvac Group unit	61,380	76,364
National Australia Bank Ltd.	50,171	928,950
Newcrest Mining Ltd.	13,948	153,138
NEXTDC Ltd. (a)	7,144	40,304
Nine Entertainment Co. Holdings Ltd.	22,704	27,085
Northern Star Resources Ltd.	18,166	90,984
Orica Ltd.	6,402	54,136
Origin Energy Ltd.	27,530	91,041
OZ Minerals Ltd.	5,200	85,749
Pilbara Minerals Ltd. (a)	40,403	117,848
Qantas Airways Ltd. (a)	14,473	46,473
QBE Insurance Group Ltd.	23,146	170,706
Qube Holdings Ltd.	27,585	43,759
Ramsay Health Care Ltd.	2,885	105,704
REA Group Ltd.	795	58,404
Reece Ltd.	4,501	40,364
Reliance Worldwide Corp. Ltd.	12,553	27,220
Rio Tinto Ltd.	5,786	345,638
Santos Ltd.	47,527	219,553
Scentre Group unit	81,116	131,790
SEEK Ltd.	5,524	67,736
Seven Group Holdings Ltd.	2,448	26,541
Sierra Rutile Holdings Ltd. (a)	6,736	905
Sonic Healthcare Ltd.	7,443	145,589
South32 Ltd.	72,482	172,066
Steadfast Group Ltd.	15,114	44,761
Stockland Corp. Ltd. unit	37,128	77,659
Suncorp Group Ltd.	19,803	127,050
Tabcorp Holdings Ltd.	34,917	20,883
Telstra Corp. Ltd.	63,128	155,462
The GPT Group unit	29,867	73,170
The Lottery Corp. (a)	34,343	91,824
The Star Entertainment Group Ltd. (a)	13,577	22,406
Transurban Group unit	47,881	377,938
Treasury Wine Estates Ltd.	11,370	91,419
Vicinity Centres unit	60,206	66,816
Washington H. Soul Pattinson & Co. Ltd.	3,887	66,609
Wesfarmers Ltd.	17,685	483,482
Westpac Banking Corp.	54,617	721,074
Whitehaven Coal Ltd.	14,738	84,939
WiseTech Global Ltd.	2,566	85,350
Woodside Energy Group Ltd.	29,413	595,652
Woolworths Group Ltd.	18,905	410,543
WorleyParsons Ltd.	5,906	48,091
TOTAL AUSTRALIA		16,772,455
Austria - 0.2%
Andritz AG	1,084	45,875
AT&S Austria Technologie & Systemtechnik AG	345	11,260
BAWAG Group AG (b)	1,120	48,147
CA Immobilien Anlagen AG	653	19,414
Erste Group Bank AG	5,247	115,026
Immofinanz AG (c)	1,102	0
Immofinanz AG	485	5,925
Lenzing AG	221	11,990
Mayr-Melnhof Karton AG	128	16,484
Oesterreichische Post AG	489	13,034
OMV AG	2,227	80,602
Raiffeisen International Bank-Holding AG	2,095	24,785
Verbund AG	1,072	91,525
Voestalpine AG	1,698	28,765
Wienerberger AG	1,754	35,206
TOTAL AUSTRIA		548,038
Bailiwick of Jersey - 0.6%
Experian PLC	15,120	442,602
Ferguson PLC	3,617	375,189
Glencore PLC	170,812	897,620
WPP PLC	19,024	157,047
TOTAL BAILIWICK OF JERSEY		1,872,458
Belgium - 0.6%
Ackermans & Van Haaren SA	352	44,663
Aedifica SA	631	48,637
Ageas	2,849	103,908
Anheuser-Busch InBev SA NV	13,558	614,132
Cofinimmo SA	446	37,040
Colruyt NV	900	19,783
D'ieteren Group	376	52,979
ELIA GROUP SA/NV	571	67,190
Galapagos NV (a)	744	31,770
Groupe Bruxelles Lambert SA	1,559	109,029
KBC Group NV	5,269	250,035
Melexis NV	277	18,740
Proximus	2,461	25,516
Sofina SA	240	41,421
Solvay SA Class A	1,140	88,261
UCB SA	1,976	137,130
Umicore SA	3,119	91,565
Warehouses de Pauw	2,219	54,500
TOTAL BELGIUM		1,836,299
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	64,000	29,153
AutoStore Holdings Ltd. (b)	14,729	16,174
China Gas Holdings Ltd.	37,000	44,254
China Resource Gas Group Ltd.	14,000	44,389
CK Infrastructure Holdings Ltd.	9,000	45,903
Credicorp Ltd. (United States)	990	121,572
Golar LNG Ltd. (a)	1,571	39,149
Hiscox Ltd.	5,573	54,678
Hongkong Land Holdings Ltd. (a)	17,415	76,974
Jardine Matheson Holdings Ltd.	3,903	197,648
Kunlun Energy Co. Ltd.	62,000	44,623
Nine Dragons Paper (Holdings) Ltd.	29,000	17,993
Orient Overseas International Ltd.	2,500	43,508
TOTAL BERMUDA		776,018
Brazil - 1.2%
3R Petroleum Oleo e Gas SA (a)	2,600	17,164
Ambev SA	68,800	198,198
Americanas SA	9,698	30,527
Armac Locacao Logistica e Servicos SA	3,800	10,095
Atacadao SA	6,600	23,650
B3 SA - Brasil Bolsa Balcao	95,100	230,066
Banco Bradesco SA	27,494	83,129
Banco BTG Pactual SA unit	18,100	83,247
Banco do Brasil SA	22,400	159,954
BB Seguridade Participacoes SA	10,600	52,211
BR Malls Participacoes SA	13,000	22,726
BRF SA (a)	11,800	28,175
CCR SA	17,300	40,184
Centrais Eletricas Brasileiras SA (Electrobras)	17,186	136,899
Cogna Educacao (a)	27,000	14,715
Companhia Brasileira de Aluminio	8,200	17,390
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,400	49,652
Companhia Paranaense de Energia-COPEL unit	3,800	22,824
Companhia Siderurgica Nacional SA (CSN)	10,400	24,523
Cosan SA	18,400	59,283
Cyrela Brazil Realty SA (a)	4,400	14,968
Embraer SA (a)	11,800	25,484
Energisa SA unit	4,000	31,062
Eneva SA (a)	19,800	51,938
ENGIE Brasil Energia SA	3,850	27,485
Equatorial Energia SA	13,900	69,315
Hapvida Participacoes e Investimentos SA (b)	64,100	89,953
Hypera SA	6,300	51,679
JBS SA	10,300	47,964
Klabin SA unit	12,200	41,049
Localiza Rent A Car SA	9,248	104,732
Localiza Rent A Car SA rights 10/31/22 (a)	28	57
Locaweb Servicos de Internet SA (a)(b)	6,000	10,010
Lojas Renner SA	15,497	80,008
Magazine Luiza SA	44,120	36,642
Marfrig Global Foods SA	4,700	8,600
Multiplan Empreendimentos Imobiliarios SA	4,400	19,715
Natura & Co. Holding SA (a)	13,193	36,025
Oi SA (a)	76,200	5,509
Petro Rio SA (a)	10,400	53,076
Petroleo Brasileiro SA - Petrobras (ON)	58,300	357,516
Raia Drogasil SA	17,000	71,632
Rede D'Oregon Sao Luiz SA (b)	11,700	64,461
Rumo SA	19,200	65,775
Sendas Distribuidora SA	12,400	40,342
Sul America SA unit	4,628	18,926
Suzano Papel e Celulose SA	12,279	101,294
Telefonica Brasil SA	6,800	51,041
TIM SA	12,500	27,992
Totvs SA	8,100	44,071
Transmissora Alianca de Energia Eletrica SA unit	3,400	24,550
Ultrapar Participacoes SA	11,400	24,789
Vale SA	60,801	811,980
Via S/A (a)	23,051	13,631
Vibra Energia SA	18,500	59,159
Weg SA	23,000	137,036
YDUQS Participacoes SA	3,900	10,447
TOTAL BRAZIL		4,034,525
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	2,399	34,066
VK Co. Ltd. GDR (Reg. S) (a)(c)	1,767	594
TOTAL BRITISH VIRGIN ISLANDS		34,660
Canada - 8.1%
Agnico Eagle Mines Ltd. (Canada)	7,118	300,725
Air Canada (a)	5,317	63,896
Alamos Gold, Inc.	6,111	45,301
Algonquin Power & Utilities Corp.	10,474	114,419
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	12,724	512,239
AltaGas Ltd.	4,407	84,385
ARC Resources Ltd.	10,662	128,051
B2Gold Corp.	16,611	53,392
Ballard Power Systems, Inc. (a)	3,950	24,192
Bank of Montreal	10,486	919,057
Bank of Nova Scotia	18,809	894,597
Barrick Gold Corp. (Canada)	27,772	430,447
Bausch Health Cos., Inc. (Canada) (a)	4,457	30,781
BCE, Inc.	4,666	195,645
BlackBerry Ltd. (a)	8,120	38,268
Boralex, Inc. Class A	1,436	45,606
Boyd Group Services, Inc.	336	42,312
Brookfield Asset Management, Inc. (Canada) Class A	22,808	933,058
Brookfield Renewable Corp.	2,005	65,520
BRP, Inc.	582	35,851
CAE, Inc. (a)	4,887	74,967
Cameco Corp.	6,220	165,074
Canadian Apartment Properties (REIT) unit	1,291	39,346
Canadian Imperial Bank of Commerce	14,094	616,877
Canadian National Railway Co.	9,281	1,002,309
Canadian Natural Resources Ltd.	18,029	839,226
Canadian Pacific Railway Ltd.	14,523	969,462
Canadian Tire Ltd. Class A (non-vtg.)	870	92,615
Canadian Utilities Ltd. Class A (non-vtg.)	1,881	48,926
Capital Power Corp.	1,832	62,201
Cargojet, Inc.	278	22,460
CCL Industries, Inc. Class B	2,301	111,539
Cenovus Energy, Inc. (Canada)	19,423	298,372
CGI, Inc. Class A (sub. vtg.) (a)	3,325	250,311
Colliers International Group, Inc.	524	48,021
Constellation Software, Inc.	308	428,569
Descartes Systems Group, Inc. (Canada) (a)	1,342	85,211
Dollarama, Inc.	4,329	248,518
Element Fleet Management Corp.	6,183	72,960
Emera, Inc.	4,084	165,240
Empire Co. Ltd. Class A (non-vtg.)	2,572	63,976
Enbridge, Inc.	31,607	1,171,977
Fairfax Financial Holdings Ltd. (sub. vtg.)	360	164,419
Finning International, Inc.	2,453	43,116
First Majestic Silver Corp.	3,652	27,918
First Quantum Minerals Ltd.	8,653	146,895
FirstService Corp.	613	72,969
Fortis, Inc.	7,422	281,975
Franco-Nevada Corp.	2,987	356,792
George Weston Ltd.	1,095	114,649
GFL Environmental, Inc.	2,291	57,899
Gildan Activewear, Inc.	2,893	81,784
Great-West Lifeco, Inc.	4,229	91,294
Hydro One Ltd. (b)	4,718	115,376
iA Financial Corp, Inc.	1,659	84,298
Imperial Oil Ltd.	2,992	129,548
Intact Financial Corp.	2,745	388,475
Ivanhoe Mines Ltd. (a)	8,901	57,284
Keyera Corp.	3,459	71,216
Kinaxis, Inc. (a)	422	41,875
Kinross Gold Corp.	20,615	77,604
Lightspeed Commerce, Inc. (Canada) (a)	2,037	35,849
Loblaw Companies Ltd.	2,545	201,522
Lundin Mining Corp.	10,456	52,834
Magna International, Inc. Class A (sub. vtg.)	4,251	201,664
Manulife Financial Corp.	30,056	471,723
MEG Energy Corp. (a)	4,747	53,128
Methanex Corp.	1,104	35,166
Metro, Inc.	3,723	186,426
National Bank of Canada	5,252	329,184
Northland Power, Inc.	3,590	105,126
Nutrien Ltd.	8,610	718,045
Nuvei Corp. (a)(b)	1,017	27,484
Onex Corp. (sub. vtg.)	1,188	54,491
Open Text Corp.	4,266	112,753
Pan American Silver Corp.	3,245	51,531
Parkland Corp.	2,418	51,814
Pembina Pipeline Corp.	8,573	260,414
Power Corp. of Canada (sub. vtg.)	8,849	199,420
Premium Brands Holdings Corp.	552	33,967
Quebecor, Inc. Class B (sub. vtg.)	2,522	46,502
Restaurant Brands International, Inc.	4,819	256,344
Ritchie Bros. Auctioneers, Inc.	1,730	108,094
Rogers Communications, Inc. Class B (non-vtg.)	5,468	210,629
Royal Bank of Canada (d)	22,112	1,990,856
Saputo, Inc.	3,807	90,755
Shaw Communications, Inc. Class B	6,995	170,096
Shopify, Inc. Class A (a)	17,830	480,036
SNC-Lavalin Group, Inc.	2,814	46,854
SSR Mining, Inc.	3,291	48,388
Stantec, Inc.	1,735	76,090
Sun Life Financial, Inc.	9,156	364,092
Suncor Energy, Inc.	22,079	621,764
TC Energy Corp.	15,305	616,477
Teck Resources Ltd. Class B (sub. vtg.)	7,401	225,081
TELUS Corp.	7,060	140,193
TFI International, Inc. (Canada)	1,262	114,209
The Toronto-Dominion Bank	28,392	1,741,318
Thomson Reuters Corp.	2,578	264,640
Tilray Brands, Inc. Class 2 (a)(d)	6,372	17,523
TMX Group Ltd.	870	80,025
Toromont Industries Ltd.	1,288	89,662
Tourmaline Oil Corp.	4,868	252,994
Tricon Residential, Inc.	4,289	37,104
Waste Connections, Inc. (Canada)	4,012	542,107
West Fraser Timber Co. Ltd.	1,039	75,164
Wheaton Precious Metals Corp.	7,046	228,159
Whitecap Resources, Inc.	7,808	49,402
WSP Global, Inc.	1,161	127,854
Yamana Gold, Inc.	14,961	67,692
TOTAL CANADA		26,603,930
Cayman Islands - 4.8%
AAC Technology Holdings, Inc.	10,000	15,542
Airtac International Group (a)	2,092	48,125
Alchip Technologies Ltd.	1,000	27,247
Alibaba Group Holding Ltd. sponsored ADR (a)	28,778	2,301,952
Anta Sports Products Ltd.	17,800	186,843
ASMPT Ltd.	4,800	29,097
Autohome, Inc. ADR Class A	852	24,504
Baidu, Inc. sponsored ADR (a)	4,428	520,246
BeiGene Ltd. ADR (a)	821	110,687
Bilibili, Inc. ADR (a)(d)	3,494	53,528
BizLink Holding, Inc.	2,000	17,630
Chailease Holding Co. Ltd.	22,407	128,513
China Conch Environment Protection Holdings Ltd. (a)	23,000	11,770
China Conch Venture Holdings Ltd.	24,000	38,163
China Feihe Ltd. (b)	45,000	31,420
China Hongqiao Group Ltd.	35,500	29,061
China Literature Ltd. (a)(b)	6,200	17,436
China Medical System Holdings Ltd.	19,000	22,633
China Meidong Auto Holding Ltd.	8,000	12,660
China Mengniu Dairy Co. Ltd.	43,000	169,984
China Resources Land Ltd.	44,000	172,343
China Resources Mixc Lifestyle Services Ltd. (b)	9,045	34,523
China State Construction International Holdings Ltd.	28,000	28,215
ChinaSoft International Ltd.	42,000	25,655
Chow Tai Fook Jewellery Group Ltd.	34,200	64,275
CIFI Holdings Group Co. Ltd.	66,004	6,669
CK Asset Holdings Ltd.	30,634	183,908
CK Hutchison Holdings Ltd.	42,000	231,262
Country Garden Holdings Co. Ltd.	111,129	25,671
Country Garden Services Holdings Co. Ltd.	30,000	43,801
Daqo New Energy Corp. ADR (a)	921	48,887
ENN Energy Holdings Ltd.	11,800	157,332
ESR Group Ltd. (b)	41,000	103,130
Futu Holdings Ltd. ADR (a)(d)	949	35,388
GDS Holdings Ltd. ADR (a)(d)	1,716	30,305
Geely Automobile Holdings Ltd.	80,000	109,479
General Interface Solution Holding Ltd.	3,000	7,222
Genscript Biotech Corp. (a)	18,000	38,966
H World Group Ltd. ADR	2,258	75,733
Hansoh Pharmaceutical Group Co. Ltd. (b)	16,000	25,258
Hengan International Group Co. Ltd.	10,000	44,708
Himax Technologies, Inc. sponsored ADR (d)	1,882	9,109
HUTCHMED China Ltd. sponsored ADR (a)(d)	1,707	15,124
Innovent Biologics, Inc. (a)(b)	15,000	46,100
Inter & Co., Inc. unit	4,455	14,370
iQIYI, Inc. ADR (a)(d)	4,940	13,387
JD Health International, Inc. (a)(b)	16,550	94,275
JD.com, Inc. sponsored ADR	16,312	820,494
JOYY, Inc. ADR	770	20,020
KE Holdings, Inc. ADR (a)	8,008	140,300
Kingboard Chemical Holdings Ltd.	10,500	29,559
Kingdee International Software Group Co. Ltd. (a)	41,000	53,438
Kingsoft Corp. Ltd.	14,800	39,160
Kuaishou Technology Class B (a)(b)	23,500	150,733
Li Ning Co. Ltd.	36,500	276,958
Longfor Properties Co. Ltd. (b)	25,000	71,664
Lufax Holding Ltd. ADR	7,959	20,216
Meituan Class B (a)(b)	63,600	1,336,647
Microport Scientific Corp. (a)	10,900	18,576
Minth Group Ltd.	12,000	26,352
NetEase, Inc. ADR	5,824	440,294
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,358	56,521
NIO, Inc. sponsored ADR (a)	20,911	329,766
PagSeguro Digital Ltd. (a)	3,048	40,325
Parade Technologies Ltd.	1,000	18,605
Pinduoduo, Inc. ADR (a)	6,908	432,303
Ping An Healthcare and Technology Co. Ltd. (a)(b)	8,000	15,044
Polaris Group (a)	5,341	21,485
Pop Mart International Group Ltd. (b)	10,800	19,749
RLX Technology, Inc. ADR (a)	10,016	10,517
Sands China Ltd. (a)	37,600	93,633
Sea Ltd. ADR (a)	5,221	292,637
Shenzhou International Group Holdings Ltd.	12,500	96,520
Silicon Motion Tech Corp. sponsored ADR	516	33,638
Sino Biopharmaceutical Ltd.	155,250	72,755
SITC International Holdings Co. Ltd.	21,000	38,513
Smoore International Holdings Ltd. (b)	26,000	30,845
StoneCo Ltd. Class A (a)	3,537	33,708
Sunac China Holdings Ltd. (a)(c)	43,000	10,956
Sunny Optical Technology Group Co. Ltd.	11,100	105,490
TAL Education Group ADR (a)	7,547	37,282
Tencent Holdings Ltd.	94,500	3,191,862
Tencent Music Entertainment Group ADR (a)	9,295	37,738
Tingyi (Cayman Islands) Holding Corp.	30,000	51,663
Tongcheng Travel Holdings Ltd. (a)	17,600	34,347
Topsports International Holdings Ltd. (b)	43,000	30,059
Trip.com Group Ltd. ADR (a)	7,663	209,277
Vipshop Holdings Ltd. ADR (a)	5,525	46,465
Want Want China Holdings Ltd.	91,000	59,429
Weibo Corp. sponsored ADR (a)	1,100	18,810
Weimob, Inc. (a)(b)	30,000	10,498
WH Group Ltd. (b)	123,000	77,360
Wharf Real Estate Investment Co. Ltd.	24,000	108,801
Wisdom Marine Lines Co. Ltd.	9,000	14,623
Wuxi Biologics (Cayman), Inc. (a)(b)	50,500	300,619
Xiaomi Corp. Class B (a)(b)	209,600	237,345
Xinyi Glass Holdings Ltd.	40,000	57,847
Xinyi Solar Holdings Ltd.	71,236	74,808
XP, Inc. Class A (a)	4,141	78,720
XPeng, Inc. ADR (a)(d)	4,995	59,690
XTEP International Holdings Ltd.	20,739	21,829
Yadea Group Holdings Ltd. (b)	16,000	25,572
Zai Lab Ltd. ADR (a)	1,172	40,082
Zhen Ding Technology Holding Ltd.	10,000	33,312
Zhongsheng Group Holdings Ltd. Class H	9,000	35,688
ZTO Express, Inc. sponsored ADR	6,578	158,069
TOTAL CAYMAN ISLANDS		15,731,352
Chile - 0.1%
Banco de Chile	668,997	58,861
Banco de Credito e Inversiones	999	25,388
Banco Santander Chile	969,594	33,875
CAP SA	883	5,710
Cencosud SA	21,202	26,831
Compania Cervecerias Unidas SA	1,806	9,815
Compania Sud Americana de Vapores SA	225,704	15,552
Empresas CMPC SA	17,711	26,952
Empresas COPEC SA	5,240	33,568
Enel Americas SA	299,199	31,527
Enel Chile SA	360,580	10,426
Falabella SA	11,590	23,108
Parque Arauco SA	10,418	9,040
Quinenco SA	4,947	10,733
TOTAL CHILE		321,386
China - 1.7%
Agricultural Bank of China Ltd. (H Shares)	476,000	142,465
Aluminum Corp. of China Ltd. (H Shares)	60,000	19,403
Anhui Conch Cement Co. Ltd. (H Shares)	18,500	58,474
Bank of China Ltd. (H Shares)	1,197,000	390,935
Bank of Communications Co. Ltd. (H Shares)	331,000	174,495
BYD Co. Ltd. (H Shares)	12,293	302,845
CGN Power Co. Ltd. (H Shares) (b)	151,000	32,615
China CITIC Bank Corp. Ltd. (H Shares)	139,000	55,161
China Construction Bank Corp. (H Shares)	1,611,000	929,872
China International Capital Corp. Ltd. (H Shares) (b)	23,600	34,036
China Life Insurance Co. Ltd. (H Shares)	116,000	148,414
China Longyuan Power Grid Corp. Ltd. (H Shares)	53,000	66,229
China Merchants Bank Co. Ltd. (H Shares)	58,500	270,730
China Minsheng Banking Corp. Ltd. (H Shares)	97,800	27,966
China National Building Materials Co. Ltd. (H Shares)	70,000	53,300
China Pacific Insurance (Group) Co. Ltd. (H Shares)	39,800	73,088
China Petroleum & Chemical Corp. (H Shares)	396,000	169,103
China Railway Group Ltd. (H Shares)	63,000	30,940
China Shenhua Energy Co. Ltd. (H Shares)	52,500	156,222
China Tower Corp. Ltd. (H Shares) (b)	660,000	70,516
China Vanke Co. Ltd. (H Shares)	26,000	47,054
CITIC Securities Co. Ltd. (H Shares)	28,175	47,692
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	54,000	62,811
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	9,600	38,494
Great Wall Motor Co. Ltd. (H Shares)	48,500	55,292
Guangzhou Automobile Group Co. Ltd. (H Shares)	44,800	31,832
Haier Smart Home Co. Ltd.	36,200	110,156
Haitong Securities Co. Ltd. (H Shares)	50,000	26,441
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	2,000	16,079
Huatai Securities Co. Ltd. (H Shares) (b)	29,400	32,243
Industrial & Commercial Bank of China Ltd. (H Shares)	1,027,000	481,772
New China Life Insurance Co. Ltd. (H Shares)	12,400	23,615
Nongfu Spring Co. Ltd. (H Shares) (b)	26,600	153,835
People's Insurance Co. of China Group Ltd. (H Shares)	130,000	37,664
PetroChina Co. Ltd. (H Shares)	328,000	134,083
PICC Property & Casualty Co. Ltd. (H Shares)	108,000	111,681
Ping An Insurance Group Co. of China Ltd. (H Shares)	93,000	463,958
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	146,000	85,814
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	38,000	50,907
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,000	16,899
Sinopharm Group Co. Ltd. (H Shares)	21,600	43,109
Tsingtao Brewery Co. Ltd. (H Shares)	8,000	75,422
Weichai Power Co. Ltd. (H Shares)	30,000	28,421
WuXi AppTec Co. Ltd. (H Shares) (b)	5,852	46,738
Yankuang Energy Group Co. Ltd. (H Shares)	22,000	79,435
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	9,500	21,173
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	8,400	35,161
Zijin Mining Group Co. Ltd. (H Shares)	88,000	85,177
TOTAL CHINA		5,649,767
Colombia - 0.0%
Bancolombia SA	4,430	29,886
Grupo Argos SA	5,443	11,583
Grupo de Inversiones Suramerica SA	1,352	10,998
Grupo Nutresa SA (c)	1,715	13,757
Interconexion Electrica SA ESP	7,059	25,265
TOTAL COLOMBIA		91,489
Czech Republic - 0.0%
CEZ A/S	2,428	83,202
Komercni Banka A/S	1,174	29,424
MONETA Money Bank A/S (b)	6,491	18,260
TOTAL CZECH REPUBLIC		130,886
Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	48	84,805
Series B	89	161,733
Ascendis Pharma A/S sponsored ADR (a)(d)	779	80,440
Carlsberg A/S Series B	1,518	177,510
Chr. Hansen Holding A/S	1,610	79,307
Coloplast A/S Series B	1,854	188,412
Danske Bank A/S	10,637	132,395
Demant A/S (a)	1,536	37,972
DSV A/S	3,250	380,729
Genmab A/S (a)	1,028	330,711
GN Store Nord A/S	2,187	38,308
Novo Nordisk A/S Series B	25,303	2,520,629
Novozymes A/S Series B	3,274	164,525
ORSTED A/S (b)	2,955	235,516
Pandora A/S	1,513	70,757
Royal Unibrew A/S	631	40,886
SimCorp A/S	618	34,782
Tryg A/S	5,659	116,824
Vestas Wind Systems A/S	15,775	290,463
TOTAL DENMARK		5,166,704
Egypt - 0.0%
Commercial International Bank SAE	43,503	55,948
E-Finance for Digital & Financial Investments	5,407	3,788
EFG-Hermes Holding SAE	11,936	7,037
TOTAL EGYPT		66,773
Finland - 0.8%
Elisa Corp. (A Shares)	2,356	106,748
Fortum Corp.	6,788	91,211
Huhtamaki Oyj	1,525	48,499
Kesko Oyj	4,206	78,471
Kojamo OYJ	2,297	29,583
Kone OYJ (B Shares)	6,297	242,614
Metso Outotec Oyj	10,833	71,840
Neste OYJ	6,725	293,139
Nokia Corp.	84,471	362,639
Nokian Tyres PLC	2,051	19,744
Nordea Bank ABP	52,071	445,636
Orion Oyj (B Shares)	1,634	68,804
Sampo Oyj (A Shares)	7,639	326,121
Stora Enso Oyj (R Shares)	9,598	121,928
TietoEVRY Oyj	1,595	36,092
UPM-Kymmene Corp.	8,330	264,348
Valmet Corp.	2,541	51,369
Wartsila Corp.	7,745	49,474
TOTAL FINLAND		2,708,260
France - 5.8%
Air Liquide SA	8,165	933,252
Alstom SA	4,617	74,684
Arkema SA	1,002	73,025
AXA SA	31,001	676,842
BNP Paribas SA	17,726	748,733
Bouygues SA	3,397	88,860
Bureau Veritas SA	4,527	101,303
Capgemini SA	2,505	401,052
Carrefour SA (d)	9,430	130,786
Compagnie de St. Gobain	8,188	292,767
Compagnie Generale des Etablissements Michelin SCA Series B	11,143	249,667
Credit Agricole SA	21,255	172,549
Danone SA	10,527	497,773
Dassault Systemes SA	10,826	373,768
Edenred SA	3,901	179,722
Eiffage SA	1,256	100,722
Engie SA	27,720	319,054
EssilorLuxottica SA	4,695	638,158
Euroapi SASU (a)	890	14,774
Gecina SA	855	66,963
Hermes International SCA	544	639,810
Kering SA	1,148	509,194
L'Oreal SA	3,684	1,177,930
Legrand SA	4,167	269,434
LVMH Moet Hennessy Louis Vuitton SE	4,176	2,462,064
Orange SA	29,464	266,488
Pernod Ricard SA	3,144	576,780
Publicis Groupe SA	3,683	174,510
Renault SA (a)	3,187	86,228
Safran SA	5,469	497,623
Sanofi SA	17,976	1,368,810
Sartorius Stedim Biotech	374	114,720
Schneider Electric SA	8,884	1,003,455
Societe Generale Series A	12,149	240,260
Sodexo SA	1,296	97,330
Teleperformance	917	232,628
Thales SA	1,668	183,804
TotalEnergies SE (d)	38,296	1,796,641
Veolia Environnement SA	10,284	196,550
VINCI SA	8,054	651,253
Vivendi SA	12,544	97,298
Worldline SA (a)(b)	3,902	154,229
TOTAL FRANCE		18,931,493
Germany - 4.2%
adidas AG	2,791	320,857
Allianz SE	6,376	1,004,439
BASF AG	14,344	550,500
Bayer AG	15,343	706,922
Bayerische Motoren Werke AG (BMW)	4,973	337,058
Bechtle AG	1,244	44,720
Beiersdorf AG	1,535	150,833
BioNTech SE ADR (d)	1,311	176,828
Brenntag SE	2,414	145,931
Carl Zeiss Meditec AG	580	60,247
Commerzbank AG (a)	15,441	109,925
Continental AG	1,696	75,257
Covestro AG (b)	3,031	86,661
Daimler Truck Holding AG (a)	7,705	174,191
Delivery Hero AG (a)(b)	2,987	109,107
Deutsche Bank AG	32,244	238,734
Deutsche Borse AG	2,965	486,043
Deutsche Post AG	15,457	465,869
Deutsche Telekom AG	52,903	900,498
E.ON SE	34,975	268,705
Evonik Industries AG	3,001	50,260
Evotec OAI AG (a)	2,489	43,273
Fresenius Medical Care AG & Co. KGaA	3,116	87,787
Fresenius SE & Co. KGaA	6,423	136,908
GEA Group AG	2,594	83,950
Hannover Reuck SE	946	141,810
HeidelbergCement AG	2,209	87,265
HelloFresh AG (a)	2,672	55,930
Henkel AG & Co. KGaA	1,717	97,308
Infineon Technologies AG	20,376	445,909
K+S AG	3,018	57,152
KION Group AG	1,100	21,066
Knorr-Bremse AG	1,058	45,434
Lanxess AG	1,310	38,123
LEG Immobilien AG	1,131	67,509
Mercedes-Benz Group AG (Germany)	13,027	658,737
Merck KGaA	2,019	326,837
MTU Aero Engines AG	836	124,944
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,186	526,215
Nemetschek Se	876	41,581
Puma AG	1,589	73,507
Rational AG	78	37,777
Rheinmetall AG	681	104,852
RWE AG	10,556	387,996
SAP SE	17,059	1,390,226
Scout24 AG (b)	1,252	62,738
Siemens AG	12,478	1,219,636
Siemens Energy AG	6,262	68,949
Siemens Healthineers AG (b)	4,400	188,740
Symrise AG	2,074	202,241
TAG Immobilien AG	3,067	24,476
Thyssenkrupp AG (a)	6,226	26,379
United Internet AG	1,583	29,592
Vonovia SE	12,137	261,938
Zalando SE (a)(b)	2,998	58,560
TOTAL GERMANY		13,688,930
Greece - 0.1%
Alpha Bank SA (a)	31,623	24,825
Eurobank Ergasias Services and Holdings SA (a)	39,988	33,378
Hellenic Telecommunications Organization SA	3,512	50,996
Jumbo SA	1,719	22,887
Motor Oil (HELLAS) Corinth Refineries SA	942	14,882
Mytilineos SA	1,618	22,098
National Bank of Greece SA (a)	8,705	25,630
OPAP SA	3,007	36,061
Piraeus Financial Holdings SA (a)	8,893	8,970
Public Power Corp. of Greece (a)	3,418	17,358
Terna Energy SA	834	13,485
TOTAL GREECE		270,570
Hong Kong - 1.6%
AIA Group Ltd.	188,000	1,565,271
Bank of East Asia Ltd.	15,244	16,672
BOC Hong Kong (Holdings) Ltd.	56,000	186,240
China Everbright International Ltd.	55,000	22,769
China Evergrande New Energy Vehicle Group Ltd. (a)(c)	50,000	15,287
China Merchants Holdings International Co. Ltd.	21,084	26,482
China Overseas Land and Investment Ltd.	58,000	150,888
China Power International Development Ltd.	84,000	33,254
China Resources Beer Holdings Co. Ltd.	24,000	166,482
China Resources Power Holdings Co. Ltd.	28,000	43,237
China Taiping Insurance Group Ltd.	23,000	19,279
CITIC Pacific Ltd.	98,000	92,332
CLP Holdings Ltd.	26,000	196,501
CSPC Pharmaceutical Group Ltd.	132,400	131,232
Fosun International Ltd.	34,000	21,012
Galaxy Entertainment Group Ltd.	31,000	182,215
Ganfeng Lithium Co. Ltd. (H Shares) (b)	6,280	41,486
Guangdong Investment Ltd.	46,000	36,746
Hang Lung Properties Ltd.	28,000	45,980
Hang Seng Bank Ltd.	11,300	171,675
Henderson Land Development Co. Ltd.	19,610	54,912
Hong Kong & China Gas Co. Ltd.	167,403	147,457
Hong Kong Exchanges and Clearing Ltd.	18,643	637,263
Hua Hong Semiconductor Ltd. (a)(b)	12,000	27,180
Lenovo Group Ltd.	110,000	76,086
Link (REIT)	32,914	229,756
MTR Corp. Ltd.	23,848	109,387
New World Development Co. Ltd.	21,250	60,352
Power Assets Holdings Ltd.	21,000	105,268
Sino Land Ltd.	49,257	64,789
Sun Hung Kai Properties Ltd.	24,000	264,871
Techtronic Industries Co. Ltd.	27,000	257,637
Vitasoy International Holdings Ltd.	16,000	19,896
Wharf Holdings Ltd.	22,000	70,356
TOTAL HONG KONG		5,290,250
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	9,060	50,499
OTP Bank PLC	3,451	63,222
Richter Gedeon PLC	2,023	34,680
TOTAL HUNGARY		148,401
India - 3.5%
Adani Enterprises Ltd.	4,292	181,941
Adani Ports & Special Economic Zone Ltd.	11,933	120,126
Apollo Hospitals Enterprise Ltd.	1,579	84,903
Asian Paints Ltd.	7,034	288,400
Avenue Supermarts Ltd. (a)(b)	2,323	124,997
Axis Bank Ltd.	35,480	319,105
Bajaj Finance Ltd.	4,158	374,160
Bajaj Finserv Ltd.	5,965	122,806
Bharat Petroleum Corp. Ltd.	15,694	58,678
Bharti Airtel Ltd.	37,692	369,839
Cipla Ltd./India	7,849	107,349
Coal India Ltd.	32,928	85,732
Divi's Laboratories Ltd.	1,981	90,038
Grasim Industries Ltd.	5,981	122,879
HCL Technologies Ltd.	16,941	193,752
HDFC Standard Life Insurance Co. Ltd. (b)	15,288	99,477
Hindalco Industries Ltd.	22,860	109,517
Hindustan Unilever Ltd.	13,936	460,955
Housing Development Finance Corp. Ltd.	28,302	794,243
ICICI Bank Ltd.	80,314	841,476
Indian Oil Corp. Ltd.	59,621	48,964
Info Edge India Ltd.	1,122	53,134
Infosys Ltd.	57,145	977,551
ITC Ltd.	46,167	188,130
JSW Steel Ltd. (a)	15,075	116,805
Kotak Mahindra Bank Ltd.	17,050	380,481
Larsen & Toubro Ltd.	10,751	243,673
Mahindra & Mahindra Ltd.	14,962	232,758
Maruti Suzuki India Ltd.	2,074	224,598
NTPC Ltd.	74,059	145,036
Oil & Natural Gas Corp. Ltd.	56,858	88,438
Power Grid Corp. of India Ltd.	53,404	139,010
Reliance Industries Ltd.	53,846	1,570,534
SRF Ltd.	2,304	70,754
State Bank of India	27,837	181,183
Sun Pharmaceutical Industries Ltd.	16,863	196,231
Tata Consultancy Services Ltd.	15,993	589,437
Tata Consumer Products Ltd.	9,258	91,176
Tata Motors Ltd. (a)	27,606	137,012
Tata Power Co. Ltd./The	26,006	69,065
Tata Steel Ltd.	123,792	150,789
Tech Mahindra Ltd.	9,739	120,493
Titan Co. Ltd.	6,504	207,989
Ultratech Cement Ltd.	1,809	138,804
Vedanta Ltd.	20,331	67,349
Wipro Ltd.	22,931	109,803
TOTAL INDIA		11,489,570
Indonesia - 0.6%
PT Adaro Energy Tbk	224,300	58,331
PT Aneka Tambang Tbk	136,500	17,390
PT Astra International Tbk	316,400	137,656
PT Bank Central Asia Tbk	866,400	486,470
PT Bank Jago Tbk (a)	54,500	23,622
PT Bank Mandiri (Persero) Tbk	291,700	180,547
PT Bank Negara Indonesia (Persero) Tbk	116,800	68,841
PT Bank Rakyat Indonesia (Persero) Tbk	1,007,351	297,029
PT Barito Pacific Tbk	427,600	22,324
PT Bukalapak.com Tbk (a)	837,300	14,956
PT Bukit Asam Tbk	62,400	17,088
PT Bumi Serpong Damai Tbk (a)	114,500	6,805
PT Charoen Pokphand Indonesia Tbk	110,200	40,889
PT Ciputra Development Tbk	131,600	8,210
PT Elang Mahkota Teknologi Tbk	317,500	31,693
PT Gudang Garam Tbk	7,000	10,539
PT Indah Kiat Pulp & Paper Tbk	40,300	23,951
PT Indocement Tunggal Prakarsa Tbk	29,600	18,467
PT Indofood CBP Sukses Makmur Tbk	36,300	20,620
PT Indofood Sukses Makmur Tbk	66,700	26,391
PT Kalbe Farma Tbk	307,900	37,003
PT Merdeka Copper Gold Tbk (a)	200,988	52,004
PT Mitra Keluarga Karyasehat Tbk	86,600	16,493
PT Pabrik Kertas Tjiwi Kimia Tbk	16,400	7,943
PT Perusahaan Gas Negara Tbk Series B	166,000	19,132
PT Sarana Menara Nusantara Tbk	376,900	30,568
PT Semen Gresik (Persero) Tbk	45,500	22,335
PT Sumber Alfaria Trijaya Tbk	304,900	47,855
PT Surya Citra Media Tbk	388,500	5,256
PT Telkom Indonesia Persero Tbk	743,100	216,574
PT Tower Bersama Infrastructure Tbk	147,740	27,457
PT United Tractors Tbk	22,800	49,149
PT Vale Indonesia Tbk (a)	31,000	13,029
PT XL Axiata Tbk	52,900	8,546
TOTAL INDONESIA		2,065,163
Ireland - 0.5%
Bank of Ireland Group PLC	14,366	92,143
CRH PLC	12,004	385,951
DCC PLC (United Kingdom)	1,585	82,313
Flutter Entertainment PLC (a)	389	42,684
Flutter Entertainment PLC (Ireland) (a)	2,006	221,125
ICON PLC (a)	1,268	233,033
James Hardie Industries PLC CDI	6,962	136,751
Kerry Group PLC Class A	2,395	213,472
Kingspan Group PLC (Ireland)	2,415	108,807
Ryanair Holdings PLC sponsored ADR (a)	1,592	93,005
Smurfit Kappa Group PLC (a)	4,084	116,799
TOTAL IRELAND		1,726,083
Isle of Man - 0.0%
Entain PLC	9,261	110,729
Israel - 0.7%
Airport City Ltd. (a)	950	15,059
Alony Hetz Properties & Investments Ltd.	2,430	29,129
Amot Investments Ltd.	3,297	18,962
Ashtrom Group Ltd.	670	14,090
Azrieli Group	580	39,716
Bank Hapoalim BM (Reg.)	18,589	157,677
Bank Leumi le-Israel BM	22,564	193,736
Bezeq The Israel Telecommunication Corp. Ltd.	32,098	52,572
Big Shopping Centers Ltd.	184	20,576
Check Point Software Technologies Ltd. (a)	1,559	174,639
Clal Insurance Enterprises Holdings Ltd. (a)	940	16,018
CyberArk Software Ltd. (a)	618	92,663
Danel Adir Yeoshua Ltd.	74	7,777
Delek Group Ltd. (a)	138	21,670
Elbit Systems Ltd. (Israel)	390	74,036
Electra Israel Ltd.	32	17,946
Energix-Renewable Energies Ltd.	4,039	15,833
Enlight Renewable Energy Ltd. (a)	15,122	32,112
First International Bank of Israel	815	33,137
Formula Systems (1985) Ltd.	143	11,640
Fox Wizel Ltd.	123	13,872
Global-e Online Ltd. (a)(d)	494	13,219
Harel Insurance Investments and Financial Services Ltd.	1,701	15,025
Icl Group Ltd.	10,880	87,864
InMode Ltd. (a)(d)	853	24,831
ironSource Ltd. Class A (a)	5,624	19,347
Isracard Ltd.	2,755	7,571
Israel Corp. Ltd. (Class A)	65	25,189
Israel Discount Bank Ltd. (Class A)	19,352	98,001
Kornit Digital Ltd. (a)	795	21,155
Melisron Ltd.	357	24,025
Mivne Real Estate KD Ltd.	8,782	25,881
Mizrahi Tefahot Bank Ltd.	2,362	83,121
Nano Dimension Ltd. ADR (a)(d)	3,672	8,776
NICE Ltd. (a)	986	187,896
Nova Ltd. (a)	417	35,932
OPC Energy Ltd. (a)	1,356	15,152
Partner Communications Co. Ltd. (a)	2,208	15,949
Paz Oil Co. Ltd. (a)	159	17,410
Plus500 Ltd.	1,646	30,114
Radware Ltd. (a)	590	12,856
Reit 1 Ltd.	2,629	13,306
Shapir Engineering and Industry Ltd.	2,093	16,961
Shikun & Binui Ltd. (a)	3,440	13,987
Shufersal Ltd.	4,139	25,939
Stratasys Ltd. (a)	1,109	15,981
Strauss Group Ltd.	733	17,423
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	17,349	140,006
The Phoenix Holdings Ltd.	2,464	23,471
Tower Semiconductor Ltd. (a)	1,686	73,657
Wix.com Ltd. (a)	909	71,111
ZIM Integrated Shipping Services Ltd. (d)	1,198	28,153
TOTAL ISRAEL		2,262,169
Italy - 1.1%
A2A SpA	24,794	24,086
Amplifon SpA	1,415	36,867
Assicurazioni Generali SpA	19,072	260,415
Atlantia SpA	7,840	172,995
Azimut Holding SpA	1,746	24,904
Banco BPM SpA	23,717	62,016
Buzzi Unicem SpA	1,382	19,550
DiaSorin SpA	299	33,366
Enel SpA	120,458	494,025
Eni SpA	39,360	418,346
FinecoBank SpA	9,513	117,490
Hera SpA	12,310	26,157
Infrastrutture Wireless Italiane SpA (b)	5,377	46,912
Interpump Group SpA	1,255	40,589
Intesa Sanpaolo SpA	266,927	441,235
Italgas SpA	7,568	35,144
Leonardo SpA	6,307	44,656
Mediobanca SpA	10,788	84,413
Moncler SpA	3,288	134,231
Nexi SpA (a)(b)	12,055	97,382
Pirelli & C. SpA (b)	6,803	22,158
Poste Italiane SpA (b)	7,229	54,615
Prada SpA	7,800	36,172
Prysmian SpA	4,179	119,703
Recordati SpA	1,589	58,155
Reply SpA	342	35,622
Snam SpA	31,944	129,116
Telecom Italia SpA (a)	149,469	27,647
Telecom Italia SpA (Risparmio Shares) (a)	107,069	19,286
Terna - Rete Elettrica Nazionale	21,953	133,705
UniCredit SpA	34,093	345,160
TOTAL ITALY		3,596,118
Japan - 16.3%
Activia Properties, Inc.	12	35,072
Adeka Corp.	1,700	25,383
Advance Residence Investment Corp.	22	53,887
Advantest Corp.	3,100	143,509
Aeon (REIT) Investment Corp.	26	28,025
AEON Co. Ltd.	13,600	254,043
AGC, Inc.	3,500	108,582
Aica Kogyo Co. Ltd.	1,000	21,626
Ain Holdings, Inc.	500	21,592
Air Water, Inc.	3,600	42,485
Aisin Seiki Co. Ltd.	2,900	74,338
Ajinomoto Co., Inc.	8,400	229,951
Alfresa Holdings Corp.	3,300	38,534
Alps Alpine Co. Ltd.	3,200	23,127
Amada Co. Ltd.	5,500	37,280
Ana Holdings, Inc. (a)	2,500	46,949
Anritsu Corp.	2,200	24,002
Aozora Bank Ltd.	1,800	32,112
As One Corp.	500	20,694
Asahi Group Holdings	7,900	244,756
ASAHI INTECC Co. Ltd.	3,800	60,835
Asahi Kasei Corp.	21,900	145,138
Asics Corp.	2,900	46,086
Astellas Pharma, Inc.	28,700	380,197
Azbil Corp.	2,000	52,097
Bandai Namco Holdings, Inc.	3,500	228,118
Bank of Kyoto Ltd.	1,200	43,861
BayCurrent Consulting, Inc.	200	52,028
Benefit One, Inc.	1,300	18,261
Bic Camera, Inc.	2,700	23,077
Biprogy, Inc.	1,200	26,035
Bridgestone Corp.	9,500	307,239
Brother Industries Ltd.	4,100	70,567
Calbee, Inc.	1,800	38,555
Canon, Inc.	16,300	356,033
Capcom Co. Ltd.	2,500	62,876
Casio Computer Co. Ltd.	3,600	31,565
Central Japan Railway Co.	3,200	375,651
Chiba Bank Ltd.	11,600	62,436
Chubu Electric Power Co., Inc.	11,400	102,713
Chugai Pharmaceutical Co. Ltd.	10,000	249,831
Chugoku Electric Power Co., Inc.	5,000	25,358
Coca-Cola West Co. Ltd.	2,400	23,282
COMSYS Holdings Corp.	2,000	34,022
Concordia Financial Group Ltd.	18,900	58,373
Cosmos Pharmaceutical Corp.	300	29,745
CyberAgent, Inc.	6,400	53,860
Dai Nippon Printing Co. Ltd.	4,300	86,160
Dai-ichi Mutual Life Insurance Co.	16,100	254,966
Daicel Chemical Industries Ltd.	4,500	26,460
Daifuku Co. Ltd.	2,000	94,106
Daiichi Sankyo Kabushiki Kaisha	28,600	799,395
Daikin Industries Ltd.	4,600	707,798
Daio Paper Corp.	1,800	14,427
Daito Trust Construction Co. Ltd.	1,100	103,137
Daiwa House Industry Co. Ltd.	10,400	211,459
Daiwa House REIT Investment Corp.	33	68,631
Daiwa Office Investment Corp.	5	23,216
Daiwa Securities Group, Inc.	23,000	90,010
Daiwa Securities Living Invest	34	26,969
Denka Co. Ltd.	1,400	30,712
DENSO Corp.	8,100	368,594
Dentsu Group, Inc.	3,900	110,751
Dic Corp.	1,400	23,283
Disco Corp.	481	106,350
Dmg Mori Co. Ltd.	1,900	21,661
Dowa Holdings Co. Ltd.	900	32,274
East Japan Railway Co.	5,900	302,579
Ebara Corp.	1,300	42,531
Eisai Co. Ltd.	4,500	240,935
Electric Power Development Co. Ltd. (d)	2,696	38,150
ENEOS Holdings, Inc.	50,600	162,607
Exeo Group, Inc.	1,700	24,561
Ezaki Glico Co. Ltd.	900	22,169
Fancl Corp.	1,300	25,833
FANUC Corp.	3,000	421,243
Fast Retailing Co. Ltd.	1,000	530,021
Food & Life Companies Ltd.	1,900	29,196
Freee KK (a)	600	10,302
Frontier Real Estate Investment Corp.	8	29,462
Fuji Corp.	1,400	18,302
Fuji Electric Co. Ltd.	2,300	84,067
FUJIFILM Holdings Corp.	6,300	287,685
Fujitsu Ltd.	2,900	317,991
Fukuoka Financial Group, Inc.	3,000	53,189
GLP J-REIT	70	77,434
GMO Internet, Inc.	1,000	17,605
GMO Payment Gateway, Inc.	700	48,124
GOLDWIN, Inc.	600	31,756
GS Yuasa Corp.	1,300	20,282
Hakuhodo DY Holdings, Inc.	4,600	32,355
Hamamatsu Photonics K.K.	2,300	98,528
Hankyu Hanshin Holdings, Inc.	3,800	114,213
Harmonic Drive Systems, Inc.	800	24,791
Haseko Corp.	3,400	36,906
Hikari Tsushin, Inc.	300	35,321
Hino Motors Ltd.	4,500	18,531
Hirose Electric Co. Ltd.	500	65,570
Hisamitsu Pharmaceutical Co., Inc.	1,300	30,495
Hitachi Construction Machinery Co. Ltd.	1,600	29,583
Hitachi Ltd.	15,100	637,887
Hitachi Metals Ltd. (a)	3,100	46,587
Honda Motor Co. Ltd.	26,900	583,886
Horiba Ltd.	700	27,133
Hoshizaki Corp.	1,900	52,971
House Foods Group, Inc.	1,200	23,937
Hoya Corp.	5,700	546,645
Hulic Co. Ltd.	9,200	67,571
Ibiden Co. Ltd.	2,100	57,459
Idemitsu Kosan Co. Ltd.	3,887	84,196
IHI Corp.	2,400	51,406
Iida Group Holdings Co. Ltd.	2,800	37,977
Industrial & Infrastructure Fund Investment Corp.	33	37,417
INPEX Corp.	16,000	149,233
Internet Initiative Japan, Inc.	2,000	30,692
Invincible Investment Corp.	95	29,932
Isetan Mitsukoshi Holdings Ltd.	6,300	53,410
Isuzu Motors Ltd.	9,700	107,033
ITO EN Ltd.	1,000	40,489
Itochu Corp.	23,200	561,205
ITOCHU Techno-Solutions Corp.	1,500	35,134
Iwatani Corp.	800	30,125
Iyo Bank Ltd. (c)	5,100	24,631
J. Front Retailing Co. Ltd.	4,200	34,127
Japan Airlines Co. Ltd. (a)	2,200	39,248
Japan Airport Terminal Co. Ltd. (a)	1,500	62,703
Japan Exchange Group, Inc.	8,300	112,175
Japan Hotel REIT Investment Corp.	70	34,872
Japan Logistics Fund, Inc.	14	30,035
Japan Post Holdings Co. Ltd.	19,000	125,726
Japan Post Insurance Co. Ltd.	3,200	44,795
Japan Prime Realty Investment Corp.	16	43,446
Japan Real Estate Investment Corp.	22	90,748
Japan Retail Fund Investment Corp.	109	81,940
Japan Steel Works Ltd.	1,100	21,631
Japan Tobacco, Inc.	17,200	282,643
JEOL Ltd.	700	22,998
JFE Holdings, Inc.	9,000	83,390
JGC Holdings Corp.	4,100	51,246
JSR Corp.	3,400	64,603
JTEKT Corp.	3,900	24,683
Justsystems Corp.	500	11,556
K's Holdings Corp.	3,100	25,596
Kadokawa Corp.	1,700	31,268
Kagome Co. Ltd.	1,400	29,165
Kajima Corp.	7,800	73,996
Kakaku.com, Inc.	2,000	34,022
Kamigumi Co. Ltd.	1,700	31,409
Kaneka Corp.	1,100	27,437
Kansai Electric Power Co., Inc.	12,900	108,027
Kansai Paint Co. Ltd.	4,100	57,989
Kao Corp.	7,400	301,109
Kawasaki Heavy Industries Ltd.	2,600	39,288
Kawasaki Kisen Kaisha Ltd.	3,600	50,544
KDDI Corp.	25,900	757,220
Keihan Electric Railway Co., Ltd.	1,700	44,106
Keikyu Corp.	4,200	42,543
Keio Corp.	1,900	69,184
Keisei Electric Railway Co.	2,700	73,502
Kenedix Office Investment Corp.	7	32,937
Kewpie Corp.	1,800	29,600
Keyence Corp.	3,000	992,883
Kikkoman Corp.	3,100	175,637
Kinden Corp.	2,100	22,171
Kintetsu Group Holdings Co. Ltd.	3,000	99,910
Kirin Holdings Co. Ltd.	13,000	200,035
Kobayashi Pharmaceutical Co. Ltd.	900	52,733
Kobe Bussan Co. Ltd.	2,000	48,297
Koei Tecmo Holdings Co. Ltd.	1,900	31,179
Koito Manufacturing Co. Ltd.	4,000	54,474
Komatsu Ltd.	15,200	276,766
Konami Group Corp.	1,600	73,848
Konica Minolta, Inc.	7,900	24,345
Kose Corp.	500	51,475
Kubota Corp.	17,800	246,467
Kuraray Co. Ltd.	5,600	39,118
Kurita Water Industries Ltd.	1,700	60,609
Kyocera Corp.	5,500	277,413
Kyowa Hakko Kirin Co., Ltd.	4,000	91,619
Kyushu Electric Power Co., Inc.	7,200	38,405
Kyushu Railway Co.	2,400	51,821
LaSalle Logiport REIT	27	30,203
Lasertec Corp.	1,200	120,698
Lawson, Inc.	800	26,201
Lion Corp.	4,600	51,998
LIXIL Group Corp.	4,600	67,349
M3, Inc.	6,700	187,533
Mabuchi Motor Co. Ltd.	900	24,439
Makita Corp.	4,400	85,384
Marubeni Corp.	27,100	237,427
Marui Group Co. Ltd.	3,199	53,004
MatsukiyoCocokara & Co.	2,000	86,091
Mazda Motor Corp.	9,400	62,091
McDonald's Holdings Co. (Japan) Ltd.	1,200	41,788
Mebuki Financial Group, Inc.	16,700	32,539
Medipal Holdings Corp.	3,200	40,749
Meiji Holdings Co. Ltd.	2,200	97,741
Menicon Co. Ltd.	1,000	20,542
Mercari, Inc. (a)	1,800	24,053
Minebea Mitsumi, Inc.	6,300	93,109
Misumi Group, Inc.	4,400	94,852
Mitsubishi Chemical Holdings Corp.	22,100	101,025
Mitsubishi Corp.	23,200	636,064
Mitsubishi Electric Corp.	33,500	303,110
Mitsubishi Estate Co. Ltd.	21,700	285,923
Mitsubishi Gas Chemical Co., Inc.	3,300	43,231
Mitsubishi Heavy Industries Ltd.	5,300	175,995
Mitsubishi Logistics Corp.	1,200	28,273
Mitsubishi Materials Corp.	2,100	28,860
Mitsubishi UFJ Financial Group, Inc.	197,000	892,435
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	52,861
Mitsui & Co. Ltd.	25,600	546,386
Mitsui Chemicals, Inc.	3,200	62,328
Mitsui Fudosan Co. Ltd.	15,000	285,480
Mitsui Fudosan Logistics Park, Inc.	9	30,781
Mitsui High-Tec, Inc.	400	18,821
Mitsui Mining & Smelting Co. Ltd.	900	18,904
Mitsui OSK Lines Ltd.	5,700	102,476
Miura Co. Ltd.	1,700	34,604
Mizuho Financial Group, Inc.	39,530	426,764
MonotaRO Co. Ltd.	3,900	59,876
Mori Hills REIT Investment Corp.	25	26,999
Morinaga & Co. Ltd.	700	19,225
Morinaga Milk Industry Co. Ltd.	700	20,580
MS&AD Insurance Group Holdings, Inc.	7,300	193,483
Murata Manufacturing Co. Ltd.	10,000	460,272
Nabtesco Corp.	1,900	38,793
Nagoya Railroad Co. Ltd.	3,000	46,100
Nankai Electric Railway Co. Ltd.	1,800	36,764
NEC Corp.	4,300	137,411
Net One Systems Co. Ltd.	1,300	25,312
Nexon Co. Ltd.	7,300	128,720
NGK Insulators Ltd.	4,200	52,235
NGK Spark Plug Co. Ltd.	2,700	47,795
NH Foods Ltd.	1,590	41,857
Nichirei Corp.	1,900	31,310
Nidec Corp.	8,600	481,395
Nifco, Inc.	1,400	29,068
Nihon Kohden Corp.	1,400	29,793
Nihon M&A Center Holdings, Inc.	4,700	54,005
Nikon Corp.	5,600	52,893
Nintendo Co. Ltd.	18,000	728,059
Nippon Accommodations Fund, Inc.	8	36,261
Nippon Building Fund, Inc.	27	118,649
Nippon Electric Glass Co. Ltd.	1,400	24,115
Nippon Express Holdings, Inc.	1,300	66,109
Nippon Gas Co. Ltd.	1,800	25,558
Nippon Paint Holdings Co. Ltd.	22,600	152,874
Nippon Prologis REIT, Inc.	42	91,847
Nippon Sanso Holdings Corp.	3,300	52,009
Nippon Shinyaku Co. Ltd.	1,000	51,130
Nippon Shokubai Co. Ltd.	600	22,387
Nippon Steel & Sumitomo Metal Corp.	14,800	205,183
Nippon Telegraph & Telephone Corp.	18,600	501,685
Nippon Yusen KK	8,100	138,069
Nishi-Nippon Railroad Co. Ltd.	1,200	23,912
Nissan Chemical Corp.	2,200	98,045
Nissan Motor Co. Ltd.	37,600	121,171
Nisshin Seifun Group, Inc.	4,200	42,601
Nissin Food Holdings Co. Ltd.	1,300	90,451
Nitori Holdings Co. Ltd.	1,400	117,488
Nitto Denko Corp.	2,400	129,842
NOF Corp.	1,300	46,887
Nomura Holdings, Inc.	47,800	158,356
Nomura Real Estate Holdings, Inc.	1,800	40,731
Nomura Real Estate Master Fund, Inc.	73	80,551
Nomura Research Institute Ltd.	6,800	166,078
NSK Ltd.	7,500	36,637
NTT Data Corp.	10,100	130,219
Obayashi Corp.	11,200	71,814
OBIC Co. Ltd.	1,000	133,974
Odakyu Electric Railway Co. Ltd.	5,400	69,547
Oji Holdings Corp.	15,700	58,361
Olympus Corp.	20,300	389,716
OMRON Corp.	3,200	146,281
Ono Pharmaceutical Co. Ltd.	7,600	177,542
Open House Group Co. Ltd.	1,200	40,586
Oracle Corp. Japan	500	26,601
Oriental Land Co. Ltd.	3,600	490,140
ORIX Corp.	18,700	262,095
ORIX JREIT, Inc.	43	54,964
Osaka Gas Co. Ltd.	6,600	99,686
Otsuka Corp.	1,800	56,277
Otsuka Holdings Co. Ltd.	8,700	275,484
Pan Pacific International Holdings Ltd.	8,300	146,811
Panasonic Holdings Corp.	36,500	256,304
Park24 Co. Ltd. (a)	2,000	25,827
Penta-Ocean Construction Co. Ltd.	4,500	22,604
PeptiDream, Inc. (a)	1,600	17,854
Persol Holdings Co. Ltd.	2,900	53,600
Pigeon Corp.	1,900	27,752
Rakuten Group, Inc.	14,600	62,481
Recruit Holdings Co. Ltd.	26,500	763,350
Relo Group, Inc.	1,800	27,386
Renesas Electronics Corp. (a)	21,900	183,593
Rengo Co. Ltd.	3,900	22,635
Resona Holdings, Inc.	37,700	137,536
Ricoh Co. Ltd.	10,000	72,963
Rinnai Corp.	600	43,073
ROHM Co. Ltd.	1,400	91,508
Rohto Pharmaceutical Co. Ltd.	1,700	54,443
Ryohin Keikaku Co. Ltd.	4,100	34,249
Sankyu, Inc.	900	26,118
Santen Pharmaceutical Co. Ltd.	6,100	41,094
Sanwa Holdings Corp.	3,600	30,943
Sawai Group Holdings Co. Ltd.	700	19,637
SBI Holdings, Inc. Japan	3,800	68,160
Screen Holdings Co. Ltd.	700	38,112
SCSK Corp.	2,300	34,803
Secom Co. Ltd.	3,400	193,865
Sega Sammy Holdings, Inc.	2,700	36,733
Seibu Holdings, Inc.	4,300	42,961
Seiko Epson Corp.	4,900	66,697
Seino Holdings Co. Ltd.	2,600	20,839
Sekisui Chemical Co. Ltd.	7,000	85,511
Sekisui House (REIT), Inc.	67	37,590
Sekisui House Ltd.	10,200	169,213
Seven & i Holdings Co. Ltd.	12,400	498,108
SG Holdings Co. Ltd.	7,800	106,709
Sharp Corp.	3,200	19,081
Shimadzu Corp.	4,300	112,751
Shimamura Co. Ltd.	400	33,801
SHIMANO, Inc.	1,300	203,405
SHIMIZU Corp.	11,100	54,376
Shin-Etsu Chemical Co. Ltd.	6,200	613,532
Shinko Electric Industries Co. Ltd.	1,000	21,523
Shinsei Bank Ltd.	2,000	28,674
Shionogi & Co. Ltd.	4,400	212,494
Shiseido Co. Ltd.	6,300	220,084
Shizuoka Bank Ltd. (c)	9,289	56,191
SHO-BOND Holdings Co. Ltd.	800	34,602
Shochiku Co. Ltd. (a)	200	16,444
Showa Denko K.K.	2,800	39,737
Skylark Holdings Co. Ltd.	3,600	38,380
SMC Corp.	980	398,831
SMS Co., Ltd.	1,100	22,261
SoftBank Corp.	43,200	431,392
SoftBank Group Corp.	19,600	664,266
Sohgo Security Services Co., Ltd.	1,300	32,695
Sojitz Corp.	3,380	49,604
Sompo Holdings, Inc.	5,400	214,985
Sony Group Corp.	19,700	1,268,965
Sotetsu Holdings, Inc.	1,600	26,499
Square Enix Holdings Co. Ltd.	1,400	60,264
Stanley Electric Co. Ltd.	2,300	35,979
Subaru Corp.	9,600	143,738
Sugi Holdings Co. Ltd.	600	24,086
Sumco Corp.	4,900	57,149
Sumitomo Chemical Co. Ltd.	25,700	88,253
Sumitomo Corp.	19,500	240,910
Sumitomo Dainippon Pharma Co., Ltd.	3,100	22,083
Sumitomo Electric Industries Ltd.	12,400	125,431
Sumitomo Forestry Co. Ltd.	2,900	44,182
Sumitomo Heavy Industries Ltd.	1,900	35,091
Sumitomo Metal Mining Co. Ltd.	4,300	123,223
Sumitomo Mitsui Financial Group, Inc.	21,400	593,240
Sumitomo Mitsui Trust Holdings, Inc.	5,900	167,794
Sumitomo Realty & Development Co. Ltd.	7,400	168,114
Sundrug Co. Ltd.	1,100	26,715
Suntory Beverage & Food Ltd.	2,000	70,891
Suzuken Co. Ltd.	1,200	27,403
Suzuki Motor Corp.	7,700	238,400
Sysmex Corp.	2,700	144,915
T&D Holdings, Inc.	9,200	86,896
Taiheiyo Cement Corp.	1,900	26,755
Taisei Corp.	3,100	86,105
Taisho Pharmaceutical Holdings Co. Ltd.	900	32,958
Taiyo Yuden Co. Ltd.	2,000	51,475
Takara Holdings, Inc.	3,100	22,640
Takeda Pharmaceutical Co. Ltd.	24,738	642,392
TDK Corp.	6,084	187,274
TechnoPro Holdings, Inc.	1,700	36,213
Teijin Ltd.	3,100	30,030
Terumo Corp.	11,870	334,128
THK Co. Ltd.	1,900	32,767
TIS, Inc.	3,400	90,092
Tobu Railway Co. Ltd.	3,300	77,752
Toda Corp.	4,100	21,076
Toho Co. Ltd.	2,200	79,804
Toho Gas Co. Ltd.	1,500	29,880
Tohoku Electric Power Co., Inc.	7,630	35,902
Tokai Carbon Co. Ltd.	3,300	22,322
Tokio Marine Holdings, Inc.	31,800	563,580
Tokyo Century Corp.	800	25,482
Tokyo Electric Power Co., Inc. (a)	12,900	41,179
Tokyo Electron Ltd.	2,500	615,987
Tokyo Gas Co. Ltd.	6,500	110,077
Tokyo Ohka Kogyo Co. Ltd.	700	29,213
Tokyo Seimitsu Co. Ltd.	600	17,660
Tokyo Tatemono Co. Ltd.	3,200	45,503
Tokyu Corp.	8,900	101,280
Tokyu Fudosan Holdings Corp.	9,300	48,257
Toppan, Inc.	5,500	81,856
Toray Industries, Inc.	25,500	125,412
Toshiba Corp.	6,800	241,874
Tosoh Corp.	5,100	56,733
Toto Ltd.	2,500	83,258
Toyo Suisan Kaisha Ltd.	1,600	65,888
Toyo Tire Corp.	1,900	20,611
Toyota Industries Corp.	3,200	152,118
Toyota Motor Corp.	201,200	2,629,775
Toyota Tsusho Corp.	3,700	114,531
Trend Micro, Inc.	2,200	118,870
Tsumura & Co.	1,100	23,447
Tsuruha Holdings, Inc.	600	35,197
Ube Corp.	1,500	20,023
Ulvac, Inc.	700	24,812
Unicharm Corp.	7,000	229,634
United Urban Investment Corp.	48	49,582
USS Co. Ltd.	3,500	54,097
Welcia Holdings Co. Ltd.	1,600	33,773
West Japan Railway Co.	3,800	145,457
Yakult Honsha Co. Ltd.	2,500	145,271
Yamada Holdings Co. Ltd.	11,800	38,809
Yamaha Corp.	2,500	88,786
Yamaha Motor Co. Ltd.	4,900	91,649
Yamato Holdings Co. Ltd.	5,400	81,226
Yamazaki Baking Co. Ltd.	2,700	31,024
Yaskawa Electric Corp.	4,200	120,866
Yokogawa Electric Corp.	3,800	59,732
Yokohama Rubber Co. Ltd.	2,100	32,154
Z Holdings Corp.	40,500	107,352
Zenkoku Hosho Co. Ltd.	800	26,615
Zensho Holdings Co. Ltd.	1,400	34,678
Zeon Corp.	3,100	27,374
ZOZO, Inc.	1,700	33,993
TOTAL JAPAN		53,314,752
Korea (South) - 3.1%
AfreecaTV Co. Ltd.	111	4,813
Alteogen, Inc. (a)	453	14,068
AMOREPACIFIC Corp.	462	32,320
AMOREPACIFIC Group, Inc.	464	8,554
BGF Retail Co. Ltd.	125	14,270
BNK Financial Group, Inc.	4,580	18,973
Bukwang Pharmaceutical Co. Ltd.	770	3,943
Celltrion Healthcare Co. Ltd.	1,408	65,457
Celltrion Pharm, Inc.	236	10,364
Celltrion, Inc.	1,613	194,227
CHA Biotech Co. Ltd. (a)	750	7,324
Cheil Worldwide, Inc.	1,226	19,175
Chong Kun Dang Pharmaceutical Corp.	100	5,410
Chunbo Co. Ltd.	64	7,790
CJ CheilJedang Corp.	126	35,665
CJ Corp.	239	11,433
CJ ENM Co. Ltd.	176	9,190
CJ Logistics Corp. (a)	130	8,091
Com2uS Corp.	109	5,763
Cosmax, Inc.	133	4,593
Coway Co. Ltd.	850	31,537
CS Wind Corp.	380	15,830
Daeduck Electronics Co. Ltd.	475	6,905
Daejoo Electronic Materials Co. Ltd.	185	9,998
Daewoo Engineering & Construction Co. Ltd. (a)	3,105	8,769
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	580	7,545
Daewoong Co. Ltd.	304	4,380
DB HiTek Co. Ltd.	621	15,820
Db Insurance Co. Ltd.	760	28,888
DGB Financial Group Co. Ltd.	2,617	12,589
DL E&C Co. Ltd.	428	10,067
DL Holdings Co. Ltd.	178	7,020
Dong Suh Co., Inc.	763	10,934
Dongjin Semichem Co. Ltd.	501	9,057
DongKook Pharmaceutical Co. Ltd.	387	4,319
Dongkuk Steel Mill Co. Ltd.	891	6,585
Doosan Bobcat, Inc.	852	16,634
Doosan Co. Ltd.	171	9,487
Doosan Fuel Cell Co. Ltd. (a)	657	12,860
Doosan Heavy Industries & Construction Co. Ltd. (a)	6,407	62,442
Douzone Bizon Co. Ltd.	342	7,310
E-Mart, Inc.	324	18,687
Ecopro BM Co. Ltd.	783	46,997
Ecopro Co. Ltd.	337	26,568
Ecopro HN Co. Ltd.	211	7,329
EO Technics Co. Ltd.	128	5,139
ESR Kendall Square Co. Ltd. (REIT)	2,034	7,090
F&F Co. Ltd.	281	26,442
Fila Holdings Corp.	765	16,420
Foosung Co. Ltd.	709	5,735
GemVax & Kael Co. Ltd. (a)	583	4,784
GeneOne Life Science, Inc.	1,005	6,566
Genexine Co. Ltd. (a)	401	6,278
Green Cross Corp.	101	8,586
Green Cross Holdings Corp.	531	5,959
GS Engineering & Construction Corp.	1,362	21,072
GS Holdings Corp.	1,403	40,298
GS Retail Co. Ltd.	483	8,516
Hana Financial Group, Inc.	4,748	115,672
HanAll BioPharma Co. Ltd. (a)	701	6,414
Hanjin Kal Corp. (a)	292	7,514
Hankook Tire Co. Ltd.	1,222	29,593
Hanmi Pharm Co. Ltd.	90	14,177
Hanmi Science Co. Ltd.	551	11,946
Hanmi Semiconductor Co. Ltd.	775	5,709
Hanon Systems	2,532	14,476
Hansol Chemical Co. Ltd.	155	17,976
Hanssem Co. Ltd.	151	4,440
Hanwha Aerospace Co. Ltd.	526	22,291
Hanwha Corp.	798	13,403
Hanwha Life Insurance Co. Ltd. (a)	5,158	7,405
Hanwha Solutions Corp. (a)	1,942	62,762
Hanwha Systems Co. Ltd.	837	6,362
HD Hyundai Co. Ltd.	865	32,170
HDC Hyundai Development Co.	599	4,262
Helixmith Co., Ltd.	472	4,445
Hite Jinro Co. Ltd.	504	9,207
HL Mando Co. Ltd.	529	16,057
HLB Life Science Co. Ltd. (a)	1,183	10,381
HLB, Inc. (a)	1,564	45,906
HMM Co. Ltd.	5,909	74,854
Hotel Shilla Co.	504	24,870
HUGEL, Inc. (a)	83	5,823
HYBE Co. Ltd. (a)	294	27,108
Hyosung Advanced Materials Co.	35	7,354
Hyosung Corp.	115	5,548
Hyosung TNC Co. Ltd.	34	6,041
Hyundai Bioscience Co. Ltd. (a)	533	7,678
Hyundai Department Store Co. Ltd.	248	9,288
Hyundai Doosan Infracore Co. Lt (a)	1,729	5,275
Hyundai Elevator Co. Ltd.	363	5,597
Hyundai Engineering & Construction Co. Ltd.	1,119	28,794
Hyundai Fire & Marine Insurance Co. Ltd.	877	17,715
Hyundai Glovis Co. Ltd.	339	37,854
Hyundai Heavy Industries Co. Ltd. (a)	274	21,606
Hyundai Mipo Dockyard Co. Ltd. (a)	370	26,137
Hyundai Mobis	1,045	136,861
Hyundai Motor Co.	2,246	271,947
Hyundai Rotem Co. Ltd. (a)	1,148	19,932
Hyundai Steel Co.	1,348	25,979
Hyundai Wia Corp.	232	9,553
Il Dong Pharmaceutical Co. Ltd. (a)	330	6,378
Iljin Materials Co. Ltd.	347	12,036
Industrial Bank of Korea	4,248	27,872
IS Dongseo Co. Ltd.	187	3,931
JB Financial Group Co. Ltd.	2,020	9,701
Jusung Engineering Co. Ltd.	505	3,991
JYP Entertainment Corp.	468	18,864
Kakao Corp.	4,931	192,509
Kakao Games Corp. (a)	646	18,806
Kangwon Land, Inc. (a)	1,737	28,137
KB Financial Group, Inc.	6,119	183,334
KCC Corp.	64	10,156
KEPCO E&C	181	6,864
Kia Corp.	4,199	207,352
Kiwoom Securities Co. Ltd.	221	11,478
KMW Co. Ltd. (a)	395	7,089
Koh Young Technology, Inc.	834	7,247
Kolon Industries, Inc.	291	8,437
Korea Aerospace Industries Ltd.	1,127	37,684
Korea Electric Power Corp. (a)	4,058	56,089
Korea Gas Corp.	415	9,662
Korea Investment Holdings Co. Ltd.	652	21,255
Korea Petro Chemical Industries Co. Ltd.	62	4,403
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	663	33,205
Korea Zinc Co. Ltd.	196	80,403
Korean Air Lines Co. Ltd. (a)	2,616	39,605
KT&G Corp.	1,803	108,011
Kumho Petro Chemical Co. Ltd.	274	21,765
L&F Co. Ltd. (a)	372	44,881
Leeno Industrial, Inc.	145	12,376
LegoChem Biosciences, Inc. (a)	268	6,562
LG Chemical Ltd.	729	267,060
LG Corp.	1,911	97,255
LG Display Co. Ltd.	3,375	27,750
LG Electronics, Inc.	1,688	90,881
LG Household & Health Care Ltd.	128	55,664
LG Innotek Co. Ltd.	213	39,832
LG Uplus Corp.	3,293	24,431
Lotte Chemical Corp.	239	23,633
Lotte Confectionery Co. Ltd.	630	16,631
Lotte Fine Chemical Co. Ltd.	227	8,770
Lotte Shopping Co. Ltd.	170	10,116
LS Corp.	457	17,787
LS Electric Co. Ltd.	229	7,353
LX Holdings Corp. (a)	810	4,614
LX International Corp.	381	10,202
Lx Semicon Co. Ltd.	152	7,897
Mcnex Co. Ltd.	185	3,432
Meritz Financial Holdings Co.	524	7,500
Meritz Fire & Marine Insurance Co. Ltd.	830	16,857
Meritz Securities Co. Ltd.	4,400	11,106
Mezzion Pharma Co. Ltd.	312	2,946
Mirae Asset Securities Co. Ltd.	3,974	16,322
NAVER Corp.	2,318	306,371
NCSOFT Corp.	255	60,516
NEPES Corp. Ltd. (a)	294	3,252
Netmarble Corp. (b)	432	15,195
NH Investment & Securities Co. Ltd.	2,150	13,315
NHN Corp. (a)	286	4,219
NHN KCP Corp.	277	2,106
NongShim Co. Ltd.	59	12,131
Oci Co. Ltd.	323	20,109
Orion Corp./Republic of Korea	384	27,246
Oscotec, Inc. (a)	411	5,218
Oscotec, Inc. rights 11/8/22 (a)	83	216
Ottogi Corp.	36	11,477
Pan Ocean Co., Ltd. (Korea)	4,906	15,170
Paradise Co. Ltd. (a)	883	9,335
Pearl Abyss Corp. (a)	625	19,961
People & Technology, Inc.	266	7,394
Pharmicell Co. Ltd. (a)	716	5,065
POSCO	1,194	172,799
POSCO Chemtech Co. Ltd.	494	50,704
Posco International Corp.	650	9,348
S-Oil Corp.	628	35,245
S.M. Entertainment Co. Ltd.	319	15,510
S1 Corp.	260	10,390
Samsung Biologics Co. Ltd. (a)(b)	280	155,505
Samsung C&T Corp.	1,390	98,823
Samsung Electro-Mechanics Co. Ltd.	866	66,291
Samsung Electronics Co. Ltd.	80,231	2,922,896
Samsung Engineering Co. Ltd. (a)	2,427	37,905
Samsung Fire & Marine Insurance Co. Ltd.	519	65,858
Samsung Heavy Industries Co. Ltd. (a)	11,812	43,178
Samsung Life Insurance Co. Ltd.	1,461	62,786
Samsung SDI Co. Ltd.	860	320,944
Samsung SDS Co. Ltd.	651	51,438
Samsung Securities Co. Ltd.	1,101	23,254
SD Biosensor, Inc.	474	8,669
Seegene, Inc.	605	11,133
Seoul Semiconductor Co. Ltd.	592	4,117
Shin Poong Pharmaceutical Co. (a)	542	7,419
Shinhan Financial Group Co. Ltd.	8,081	186,241
Shinsegae Co. Ltd.	100	15,854
SillaJen, Inc. (a)(c)	371	3,113
SIMMTECH Co. Ltd.	290	5,834
SK Biopharmaceuticals Co. Ltd. (a)	482	18,841
SK Bioscience Co. Ltd. (a)	393	21,584
SK Chemicals Co. Ltd.	199	12,427
SK Hynix, Inc.	8,437	478,810
SK IE Technology Co. Ltd. (a)(b)	339	12,150
SK Innovation Co., Ltd. (a)	802	78,852
SK, Inc.	623	82,068
SKC Co. Ltd.	317	18,169
SOLUM Co. Ltd. (a)	532	6,904
Solus Advanced Materials Co. Lt	260	5,306
Soulbrain Co. Ltd.	78	9,510
ST Pharm Co. Ltd.	149	8,431
Studio Dragon Corp. (a)	212	9,664
Taihan Electric Wire Co. Ltd. (a)	10,366	10,305
Vaxcell-Bio Therapeutics Co. Ltd. (a)	147	4,073
WeMade Entertainment Co. Ltd.	260	8,100
WONIK IPS Co. Ltd.	465	7,072
Woori Financial Group, Inc.	9,053	66,657
Wysiwyg Studios Co. Ltd. (a)	363	4,515
YG Entertainment, Inc.	189	6,284
Youngone Corp.	301	9,218
Yuhan Corp.	769	28,773
Zinus, Inc.	160	3,824
TOTAL KOREA (SOUTH)		10,124,456
Kuwait - 0.3%
Agility Public Warehousing Co. KSC	24,886	53,634
Boubyan Bank KSC	18,260	45,068
Gulf Bank	31,940	30,915
Kuwait Finance House KSCP	84,184	228,420
Mabanee Co. SAKC	9,315	25,936
Mobile Telecommunication Co.	33,103	62,479
National Bank of Kuwait	117,856	371,116
National Industries Group Holding SAK	30,441	22,491
Warba Bank KSCP (a)	15,623	11,139
TOTAL KUWAIT		851,198
Luxembourg - 0.3%
Allegro.eu SA (a)(b)	6,069	26,108
Aperam SA	760	17,935
ArcelorMittal SA (Netherlands)	9,521	189,452
Aroundtown SA	15,759	34,508
B&M European Value Retail SA	13,539	46,049
Eurofins Scientific SA	2,014	119,560
Globant SA (a)	652	121,976
InPost SA (a)	3,189	18,555
Millicom International Cellular SA:
unit (a)	1,008	11,501
(depository receipt) (a)	2,759	31,688
SES SA (France) (depositary receipt)	5,865	32,124
Spotify Technology SA (a)	2,171	187,357
Subsea 7 SA	3,541	27,969
Tenaris SA	7,244	93,731
Ternium SA sponsored ADR	772	21,145
TOTAL LUXEMBOURG		979,658
Malaysia - 0.5%
AMMB Holdings Bhd	33,100	27,839
Axiata Group Bhd	76,599	43,280
Bursa Malaysia Bhd	8,800	11,785
CIMB Group Holdings Bhd	110,216	121,934
Dialog Group Bhd	65,500	28,110
DiGi.com Bhd	52,600	38,341
Gamuda Bhd	40,574	34,388
Genting Bhd	32,800	31,689
Genting Malaysia Bhd	47,000	28,279
Hap Seng Consolidated Bhd	10,900	14,386
Hartalega Holdings Bhd	23,600	8,449
Hong Leong Bank Bhd	12,300	54,378
IHH Healthcare Bhd	47,900	60,947
Inari Amertron Bhd	46,300	25,162
IOI Corp. Bhd	50,400	40,976
Kuala Lumpur Kepong Bhd	8,744	39,034
Malayan Banking Bhd	108,175	200,160
Malaysia Airports Holdings Bhd (a)	18,100	21,859
Malaysian Pacific Industries Bhd	1,300	8,057
Maxis Bhd	37,100	28,083
MISC Bhd	22,000	32,072
MR DIY Group M Sdn Bhd (b)	39,200	16,654
My E.G.Services Bhd	76,200	13,968
Nestle (Malaysia) Bhd	1,000	28,143
Petronas Chemicals Group Bhd	37,900	68,575
Petronas Dagangan Bhd	5,700	24,609
Petronas Gas Bhd	15,200	54,087
PPB Group Bhd	11,000	38,193
Press Metal Bhd	59,000	51,404
Public Bank Bhd	236,700	215,924
RHB Bank Bhd	31,775	38,100
Sime Darby Bhd	41,900	19,337
Sime Darby Plantation Bhd	40,076	35,348
Telekom Malaysia Bhd	26,400	31,143
Tenaga Nasional Bhd	43,700	75,865
Top Glove Corp. Bhd	67,800	9,138
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	197
Westports Holdings Bhd	13,900	9,173
TOTAL MALAYSIA		1,629,066
Malta - 0.0%
Kindred Group PLC (depositary receipt)	3,562	26,692
Marshall Islands - 0.0%
Danaos Corp. (d)	233	12,973
Star Bulk Carriers Corp. (d)	1,202	21,011
TOTAL MARSHALL ISLANDS		33,984
Mexico - 0.6%
Alfa SA de CV Series A	41,000	26,099
America Movil S.A.B. de CV Series L	349,200	288,349
Arca Continental S.A.B. de CV	6,600	47,525
Banco del Bajio SA (b)	12,100	30,587
CEMEX S.A.B. de CV unit (a)	236,700	81,566
Coca-Cola FEMSA S.A.B. de CV unit	8,260	48,261
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	12,053	8,516
Fibra Uno Administracion SA de CV	45,200	46,525
Fomento Economico Mexicano S.A.B. de CV unit	28,700	179,871
Gruma S.A.B. de CV Series B	2,920	27,968
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,300	66,989
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,045	59,975
Grupo Aeroportuario Norte S.A.B. de CV	4,200	26,427
Grupo Bimbo S.A.B. de CV Series A	23,100	81,403
Grupo Elektra SA de CV	930	47,626
Grupo Financiero Banorte S.A.B. de CV Series O	38,300	245,932
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	32,200	51,035
Grupo Mexico SA de CV Series B	48,700	164,723
Grupo Televisa SA de CV	39,000	42,216
Industrias Penoles SA de CV	1,795	17,450
Kimberly-Clark de Mexico SA de CV Series A	22,600	30,198
Orbia Advance Corp. S.A.B. de CV	14,500	24,321
Promotora y Operadora de Infraestructura S.A.B. de CV	3,115	21,215
Sitios Latinoamerica S.A.B. de CV (a)	17,460	7,794
Wal-Mart de Mexico SA de CV Series V	79,000	277,841
TOTAL MEXICO		1,950,412
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	57,000	66,759
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	1,830	75,725
TOTAL MULTI-NATIONAL		142,484
Netherlands - 3.2%
Adyen BV (a)(b)	484	603,626
Airbus Group NV	9,595	827,093
Akzo Nobel NV	2,839	160,886
Argenx SE ADR (a)	838	295,856
ASM International NV (Netherlands)	601	134,568
ASML Holding NV (Netherlands)	6,345	2,628,601
CNH Industrial NV (a)	15,571	174,275
Davide Campari Milano NV	8,277	73,231
Euronext NV (b)	1,541	97,524
EXOR NV	1,716	109,351
Ferrari NV (Italy)	1,998	370,001
Heineken Holding NV	1,571	107,549
Heineken NV (Bearer)	3,679	321,291
IMCD NV	891	105,638
ING Groep NV (Certificaten Van Aandelen)	60,976	522,468
Koninklijke Ahold Delhaize NV	16,302	415,236
Koninklijke DSM NV	2,732	310,876
Koninklijke KPN NV	54,124	146,479
Koninklijke Philips Electronics NV	13,786	212,256
NEPI Rockcastle PLC	7,249	32,280
NN Group NV	4,837	188,130
Prosus NV	13,599	707,510
QIAGEN NV (Germany) (a)	3,590	149,504
Randstad NV	1,928	83,214
RHI Magnesita NV	491	9,177
Stellantis NV (Italy) (a)	34,737	410,329
STMicroelectronics NV (Italy)	10,241	318,340
Universal Music Group NV	20,673	387,206
Wolters Kluwer NV	4,096	398,842
Yandex NV Series A (a)(c)	4,894	16,786
TOTAL NETHERLANDS		10,318,123
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	18,842	75,923
Chorus Ltd.	7,200	30,624
Contact Energy Ltd.	12,166	50,929
Fisher & Paykel Healthcare Corp.	9,094	94,155
Fletcher Building Ltd.	12,479	33,802
Infratil Ltd.	11,368	55,032
Mercury Nz Ltd.	10,037	32,018
Meridian Energy Ltd.	18,624	50,030
Ryman Healthcare Ltd.	6,560	31,390
Spark New Zealand Ltd.	28,777	80,525
Summerset Group Holdings Ltd.	3,259	19,662
The a2 Milk Co. Ltd. (a)	11,460	39,251
Xero Ltd. (a)	2,032	95,546
TOTAL NEW ZEALAND		688,887
Norway - 0.6%
Adevinta ASA Class B (a)	6,461	38,493
Aker ASA (A Shares)	376	24,296
Aker BP ASA	1,955	56,117
Borregaard ASA	1,624	19,173
DNB Bank ASA	13,988	221,963
Entra ASA (b)	2,781	25,970
Equinor ASA	16,778	553,317
Gjensidige Forsikring ASA	2,983	51,186
Kongsberg Gruppen ASA	1,375	41,728
Leroy Seafood Group ASA	4,433	17,485
Mowi ASA	7,012	89,189
NEL ASA (a)	12,812	14,125
Nordic VLSI ASA (a)	2,691	35,544
Norsk Hydro ASA	21,331	114,461
Orkla ASA	11,802	85,792
Salmar ASA	862	29,055
Scatec Solar AS (b)	2,009	13,739
Schibsted ASA:
(A Shares)	1,052	14,196
(B Shares)	1,641	20,492
Sparebank 1 Sr Bank ASA (primary capital certificate)	2,988	27,991
Sparebanken Midt-Norge	2,059	21,011
Storebrand ASA (A Shares)	7,456	51,619
Telenor ASA	9,999	91,512
TGS ASA	1,795	21,939
Tomra Systems ASA	3,685	65,016
Veidekke ASA	1,801	13,473
Yara International ASA	2,441	85,667
TOTAL NORWAY		1,844,549
Pakistan - 0.0%
Lucky Cement Ltd. (a)	1,740	3,788
TRG Pakistan Ltd. (a)	5,000	2,825
TOTAL PAKISTAN		6,613
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	3,832	25,789
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	34,560	31,533
ACEN Corp.	184,480	17,570
Ayala Corp.	3,790	39,705
Ayala Land, Inc.	95,300	37,034
Bank of the Philippine Islands (BPI)	28,790	43,822
BDO Unibank, Inc.	27,490	52,128
Converge ICT Solutions, Inc. (a)	27,500	6,127
Globe Telecom, Inc.	510	17,607
Globe Telecom, Inc. rights 10/7/22 (a)	33	196
International Container Terminal Services, Inc.	12,440	33,131
JG Summit Holdings, Inc.	45,801	32,754
Jollibee Food Corp.	6,940	27,028
Manila Electric Co.	4,500	20,128
Metro Pacific Investments Corp.	166,000	9,401
Metropolitan Bank & Trust Co.	28,526	23,529
Monde Nissin Corp. (b)	89,600	18,560
PLDT, Inc.	1,325	33,932
SM Investments Corp.	7,620	93,954
SM Prime Holdings, Inc.	174,700	89,430
Universal Robina Corp.	13,430	26,038
TOTAL PHILIPPINES		653,607
Poland - 0.1%
Asseco Poland SA	1,239	17,248
Bank Polska Kasa Opieki SA	2,686	32,621
CD Projekt RED SA	1,118	22,388
Cyfrowy Polsat SA	4,525	14,552
Dino Polska SA (a)(b)	764	46,276
KGHM Polska Miedz SA (Bearer)	2,089	36,481
Kruk SA	293	13,880
LPP SA	17	26,520
Orange Polska SA	11,006	11,435
PGE Polska Grupa Energetyczna SA (a)	12,426	15,632
Polski Koncern Naftowy Orlen SA	4,645	49,864
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	26,639	26,098
Powszechna Kasa Oszczednosci Bank SA	13,591	59,371
Powszechny Zaklad Ubezpieczen SA	8,729	40,499
Santander Bank Polska SA	528	20,821
TOTAL POLAND		433,686
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	126,798	15,087
Energias de Portugal SA	45,567	197,761
Galp Energia SGPS SA Class B	7,001	67,359
Jeronimo Martins SGPS SA	4,298	80,043
REN - Redes Energeticas Nacionais SGPS SA	5,910	13,973
TOTAL PORTUGAL		374,223
Qatar - 0.4%
Barwa Real Estate Co. (a)	29,951	28,275
Industries Qatar QSC (a)	31,212	144,843
Masraf al Rayan	108,158	122,362
Mesaieed Petrochemical Holding Co. (a)	70,837	45,711
Ooredoo QSC	12,212	29,845
Qatar Aluminum Manufacturing Co. (a)	44,568	20,291
Qatar Electricity & Water Co. (a)	8,224	39,565
Qatar Fuel Co. (a)	7,458	38,398
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	43,401	48,862
Qatar International Islamic Bank QSC (a)	11,738	35,133
Qatar Islamic Bank (a)	25,801	174,994
Qatar National Bank SAQ (a)	69,132	377,765
The Commercial Bank of Qatar (a)	49,719	96,086
TOTAL QATAR		1,202,130
Russia - 0.0%
Alrosa Co. Ltd. (c)	37,350	9,604
Gazprom OAO (a)(c)	183,050	29,606
LUKOIL PJSC (c)	5,452	2,608
Magnit OJSC (c)	1,150	37
MMC Norilsk Nickel PJSC (c)	917	9,426
Mobile TeleSystems OJSC sponsored ADR (c)	6,301	6,276
Novatek PJSC (c)	14,792	639
Polyus PJSC (c)	494	1,796
Sberbank of Russia (a)(c)	163,450	1,553
Severstal PAO (c)	2,873	99
Surgutneftegas OJSC (c)	146,500	2,771
Tatneft PAO (c)	23,930	4,600
TOTAL RUSSIA		69,015
Saudi Arabia - 1.2%
Abdullah Al Othaim Markets Co.	711	23,353
ACWA Power Co.	2,058	92,027
Advanced Polypropylene Co.	2,017	23,971
Al Rajhi Bank	30,607	662,323
Alinma Bank	15,347	148,078
Almarai Co. Ltd.	3,929	55,636
Arabian Internet and Communications Services Co. Ltd.	407	25,783
Bank Al-Jazira	6,241	37,576
Bank Albilad	7,721	97,617
Banque Saudi Fransi	9,262	103,541
Bupa Arabia for Cooperative Insurance Co.	304	13,626
Dar Al Arkan Real Estate Development Co. (a)	8,480	35,888
Dr Sulaiman Al Habib Medical Services Group Co.	1,318	72,969
Emaar The Economic City (a)	9,018	23,619
Etihad Etisalat Co.	5,740	54,390
Jarir Marketing Co.	903	40,139
Mobile Telecommunications Co. Saudi Arabia (a)	7,113	21,697
Mouwasat Medical Services Co.	729	38,419
National Industrialization Co. (a)	5,366	19,482
Qassim Cement Co.	629	12,958
Riyad Bank	21,126	178,534
Sabic Agriculture-Nutrients Co.	3,126	131,463
Sahara International Petrochemical Co.	5,583	62,190
Saudi Airlines Catering Co. (a)	684	12,999
Saudi Arabian Mining Co. (a)	12,697	235,217
Saudi Basic Industries Corp.	14,051	332,108
Saudi Cement Co.	1,123	15,603
Saudi Electricity Co.	12,216	79,793
Saudi Ground Services Co. (a)	1,173	8,071
Saudi Industrial Investment Group	5,745	34,956
Saudi Kayan Petrochemical Co. (a)	11,251	41,147
Saudi Research & Marketing Group (a)	514	26,022
Saudi Telecom Co.	23,384	244,919
The Co. for Cooperative Insurance (a)	896	19,198
The Saudi British Bank	5,686	59,251
The Saudi National Bank	34,266	575,508
The Savola Group	4,047	30,538
United Electronics Co.	434	12,707
Yamama Cement Co. (a)	1,529	11,700
Yanbu Cement Co.	1,167	11,617
Yanbu National Petrochemical Co.	4,254	52,425
TOTAL SAUDI ARABIA		3,779,058
Singapore - 1.0%
CapitaLand Ascendas REIT	52,706	98,715
CapitaLand Investment Ltd.	38,620	93,306
CapitaMall Trust	79,295	106,003
CDL Hospitality Trusts unit	13,865	11,295
City Developments Ltd.	7,300	38,628
ComfortDelgro Corp. Ltd.	31,400	28,858
DBS Group Holdings Ltd.	28,093	653,107
Flex Ltd. (a)	7,142	118,986
Frasers Centrepoint Trust	15,800	23,872
Frasers Logistics & Industrial Trust	44,600	38,195
Genting Singapore Ltd.	89,400	48,863
Kenon Holdings Ltd.	384	13,169
Keppel Corp. Ltd.	22,200	107,426
Keppel DC (REIT)	20,900	24,738
Mapletree Industrial (REIT)	29,852	49,468
Mapletree Logistics Trust (REIT)	50,696	55,064
Mapletree Pan Asia Commercial	33,346	39,934
Oversea-Chinese Banking Corp. Ltd.	62,585	515,496
SATS Ltd. (a)	10,600	22,215
Singapore Airlines Ltd. (a)	21,050	74,747
Singapore Exchange Ltd.	12,700	83,650
Singapore Technologies Engineering Ltd.	23,100	57,579
Singapore Telecommunications Ltd.	110,900	205,392
Suntec (REIT)	33,200	35,367
United Overseas Bank Ltd.	24,100	438,960
UOL Group Ltd.	7,200	33,337
Venture Corp. Ltd.	4,100	46,902
Wilmar International Ltd.	49,200	131,543
Yangzijiang Financial Holding Ltd. (a)	37,500	9,791
Yangzijiang Shipbuilding Holdings Ltd.	41,700	29,905
TOTAL SINGAPORE		3,234,511
South Africa - 1.0%
Absa Group Ltd.	12,100	117,539
Anglo American Platinum Ltd.	972	68,939
AngloGold Ashanti Ltd.	6,507	88,891
Aspen Pharmacare Holdings Ltd.	5,819	43,006
Bid Corp. Ltd. (d)	5,284	81,134
Bidvest Group Ltd./The	5,380	58,276
Capitec Bank Holdings Ltd.	1,505	128,940
Clicks Group Ltd.	3,718	58,688
Discovery Ltd. (a)	7,969	46,006
Exxaro Resources Ltd.	3,845	42,703
FirstRand Ltd.	87,272	291,336
Foschini Group Ltd./The	5,063	32,907
Gold Fields Ltd.	13,937	112,410
Growthpoint Properties Ltd.	54,407	35,227
Harmony Gold Mining Co. Ltd.	8,943	21,079
Impala Platinum Holdings Ltd.	13,258	123,268
Investec Ltd.	5,036	19,854
Kumba Iron Ore Ltd.	905	19,198
Life Healthcare Group Holdings Ltd.	23,896	22,765
Momentum Metropolitan Holdings	19,958	18,447
Mr Price Group Ltd.	3,914	37,289
MTN Group Ltd.	26,692	176,114
MultiChoice Group Ltd.	6,841	43,445
Naspers Ltd. Class N	3,399	421,556
Nedbank Group Ltd.	7,291	80,218
Ninety One Ltd.	4,495	8,635
Northam Platinum Holdings Ltd. (a)	3,799	32,888
Old Mutual Ltd.	74,828	40,211
Rand Merchant Insurance Holdings Ltd.	13,189	21,325
Remgro Ltd.	8,232	60,391
Sanlam Ltd.	28,619	80,950
Sappi Ltd. (a)	8,677	20,912
Sasol Ltd. (a)	9,034	141,307
Shoprite Holdings Ltd.	7,932	94,698
Sibanye-Stillwater Ltd.	42,385	97,296
Spar Group Ltd./The	3,050	24,064
Standard Bank Group Ltd.	21,139	166,993
Tiger Brands Ltd.	2,757	25,682
Vodacom Group Ltd.	11,039	74,172
Woolworths Holdings Ltd.	16,042	53,905
TOTAL SOUTH AFRICA		3,132,664
Spain - 1.5%
Abertis Infraestructuras SA (a)	363	6,532
Acciona SA	390	68,545
ACS Actividades de Construccion y Servicios SA	4,051	91,023
Aena SME SA (a)(b)	1,157	120,073
Amadeus IT Holding SA Class A (a)	7,040	326,393
Banco Bilbao Vizcaya Argentaria SA	104,019	466,613
Banco de Sabadell SA	87,566	58,395
Banco Santander SA (Spain)	270,534	629,506
Bankinter SA	10,237	57,480
CaixaBank SA	67,872	218,607
Cellnex Telecom SA (b)	8,913	274,936
EDP Renovaveis SA	3,786	77,879
Enagas SA	3,875	59,981
Endesa SA	4,936	74,137
Ferrovial SA	7,786	176,731
Grifols SA (a)	4,786	41,348
Grifols SA ADR (a)	3,828	23,580
Iberdrola SA	91,355	851,811
Industria de Diseno Textil SA	17,504	361,224
International Consolidated Airlines Group SA CDI (a)(d)	39,637	40,966
Naturgy Energy Group SA	5,150	119,138
Red Electrica Corporacion SA	6,735	103,353
Repsol SA	21,933	252,016
Siemens Gamesa Renewable Energy SA (a)	3,567	62,190
Telefonica SA	83,544	276,190
TOTAL SPAIN		4,838,647
Sweden - 2.1%
AAK AB	2,696	35,646
AddTech AB (B Shares)	3,972	52,179
AFRY AB (B Shares)	1,421	17,875
Alfa Laval AB	4,657	115,480
Alleima AB (a)	3,250	10,120
ASSA ABLOY AB (B Shares)	15,485	290,128
Atlas Copco AB:
(A Shares)	40,818	379,377
(B Shares)	23,885	197,983
Avanza Bank Holding AB	1,858	28,312
Axfood AB	1,703	39,018
Beijer Ref AB (B Shares)	3,974	48,865
Billerud AB	3,337	39,177
Boliden AB	4,288	132,482
Bravida Holding AB (b)	3,153	25,801
Castellum AB	4,351	48,752
Dometic Group AB (b)	4,920	25,231
Electrolux AB (B Shares)	3,845	39,963
Elekta AB (B Shares)	5,309	26,964
Embracer Group AB (a)(d)	10,862	64,381
Epiroc AB:
(A Shares)	9,733	139,235
(B Shares)	6,162	77,701
EQT AB	4,353	84,109
Ericsson (B Shares)	45,063	263,414
Essity AB (B Shares)	9,415	186,010
Evolution AB (b)	2,821	222,993
Fabege AB	4,316	29,317
Fastighets AB Balder (a)	9,536	38,065
Getinge AB (B Shares)	3,350	57,289
H&M Hennes & Mauritz AB (B Shares)	11,745	108,584
Hexagon AB (B Shares)	32,383	302,429
HEXPOL AB (B Shares)	4,013	32,914
Holmen AB (B Shares)	1,456	55,250
Husqvarna AB (B Shares)	6,369	35,306
Industrivarden AB:
(A Shares)	2,561	51,585
(C Shares)	3,005	59,932
Indutrade AB	4,151	67,329
Investment AB Latour (B Shares)	2,189	36,219
Investor AB:
(A Shares)	9,171	140,532
(B Shares)	28,192	411,356
JM AB (B Shares)	781	10,804
Kinnevik AB (B Shares) (a)	3,851	50,471
L E Lundbergforetagen AB	976	35,234
Lifco AB	3,387	46,988
MIPS AB	363	10,776
Nibe Industrier AB (B Shares)	21,996	196,209
Nolato AB (B Shares)	2,808	12,797
Nordnet AB	2,646	29,962
Nyfosa AB	2,627	15,168
Orron Energy AB	2,789	4,976
Peab AB	3,293	15,755
Saab AB (B Shares)	1,234	38,448
Sagax AB	2,611	42,985
Samhallsbyggnadsbolaget I Norden AB (B Shares) (d)	17,021	18,529
Sandvik AB	17,072	232,718
Sectra AB (B Shares)	2,079	23,099
Securitas AB:
rights 10/11/22 (a)	19,632	8,133
(B Shares)	5,259	36,508
Sinch AB (a)(b)	10,043	13,314
Skandinaviska Enskilda Banken AB (A Shares)	25,084	239,069
Skanska AB (B Shares)	6,227	77,500
SKF AB (B Shares)	5,871	78,652
SSAB AB (B Shares)	9,821	41,852
Storskogen Group AB	16,633	13,344
Svenska Cellulosa AB SCA (B Shares)	9,434	119,703
Svenska Handelsbanken AB (A Shares)	23,977	196,827
Sweco AB (B Shares)	3,253	27,287
Swedbank AB (A Shares)	14,479	190,048
Swedish Match Co. AB	23,799	235,413
Swedish Orphan Biovitrum AB (a)	3,146	60,803
Tele2 AB (B Shares)	8,606	74,266
Telia Co. AB	39,207	112,919
Thule Group AB (b)	1,501	29,886
Trelleborg AB (B Shares)	3,722	69,828
Viaplay Group AB (B Shares) (a)	1,231	23,914
Vitrolife AB	1,124	15,928
Volvo AB:
(A Shares)	3,240	47,944
(B Shares)	24,537	347,222
Volvo Car AB	8,130	35,279
Wallenstam AB (B Shares)	6,738	24,496
Wihlborgs Fastigheter AB	4,270	25,654
TOTAL SWEDEN		6,948,011
Switzerland - 6.2%
ABB Ltd. (Reg.)	27,825	718,426
Adecco SA (Reg.)	2,651	73,166
Alcon, Inc. (Switzerland)	7,795	452,776
ams-OSRAM AG (a)	4,340	27,015
Baloise Holdings AG	705	90,081
Compagnie Financiere Richemont SA Series A	8,149	769,228
Credit Suisse Group AG	39,442	156,016
Geberit AG (Reg.)	559	239,693
Givaudan SA	124	374,605
Holcim AG	8,083	331,246
Julius Baer Group Ltd.	3,449	150,511
Kuehne & Nagel International AG	789	160,666
Lindt & Spruengli AG	2	199,173
Lindt & Spruengli AG (participation certificate)	15	144,965
Logitech International SA (Reg.)	2,699	123,392
Lonza Group AG	1,162	565,768
Nestle SA (Reg. S)	43,935	4,751,879
Novartis AG	37,515	2,860,031
Partners Group Holding AG	355	285,699
Roche Holding AG:
(Bearer)	512	200,003
(participation certificate)	10,848	3,531,380
Schindler Holding AG (participation certificate)	638	99,017
SGS SA (Reg.)	95	203,276
Sig Group AG	5,263	106,860
Sika AG	2,401	482,581
Sonova Holding AG	828	182,210
Straumann Holding AG	1,790	163,714
Swatch Group AG (Bearer)	455	102,192
Swiss Life Holding AG	493	217,813
Swiss Prime Site AG	1,173	93,438
Swiss Re Ltd.	4,506	332,335
Swisscom AG	394	184,487
Temenos Group AG	1,052	70,923
UBS Group AG	57,788	838,386
VAT Group AG (b)	421	85,433
Zurich Insurance Group Ltd.	2,349	936,431
TOTAL SWITZERLAND		20,304,815
Taiwan - 3.8%
Accton Technology Corp.	8,000	68,510
Acer, Inc.	44,000	30,283
Advantech Co. Ltd.	6,299	58,100
AP Memory Technology Corp.	2,000	9,617
ASE Technology Holding Co. Ltd.	53,000	131,469
Asia Cement Corp.	39,000	48,290
ASMedia Technology, Inc.	1,000	20,867
ASUSTeK Computer, Inc.	11,000	80,893
AUO Corp. (c)	137,000	54,679
Capital Securities Corp.	32,000	10,610
Catcher Technology Co. Ltd.	11,000	59,632
Cathay Financial Holding Co. Ltd.	133,341	167,410
Chang Hwa Commercial Bank	91,525	49,329
Cheng Loong Corp.	13,000	10,867
Cheng Shin Rubber Industry Co. Ltd.	32,000	35,902
Chicony Electronics Co. Ltd.	11,010	28,511
China Airlines Ltd.	43,000	26,554
China Development Financial Ho	267,000	100,691
China Petrochemical Development Corp.	55,479	16,581
China Steel Corp.	196,000	164,463
Chipbond Technology Corp.	13,000	20,632
Chroma ATE, Inc.	6,000	33,941
Chung Hung Steel Co. Ltd.	12,000	7,976
Chunghwa Telecom Co. Ltd.	59,000	210,698
Compal Electronics, Inc.	64,000	43,646
Compeq Manufacturing Co. Ltd.	18,000	25,569
CTBC Financial Holding Co. Ltd.	304,000	189,642
Delta Electronics, Inc.	30,000	238,529
E Ink Holdings, Inc.	14,000	93,275
E.SUN Financial Holdings Co. Ltd.	221,874	179,549
ECLAT Textile Co. Ltd.	3,000	36,958
Elan Microelectronics Corp.	4,000	10,459
Elite Material Co. Ltd.	4,000	20,113
Elite Semiconductor Memory Technology, Inc.	4,000	8,020
eMemory Technology, Inc.	1,000	35,984
ENNOSTAR, Inc.	10,500	13,678
Eternal Materials Co. Ltd. (c)	12,000	11,238
EVA Airways Corp.	38,562	34,175
Evergreen Marine Corp. (Taiwan)	15,670	71,899
Far Eastern International Bank	63,833	22,267
Far Eastern New Century Corp.	59,000	59,983
Far EasTone Telecommunications Co. Ltd.	25,000	56,882
Faraday Technology Corp.	3,000	12,634
Feng Tay Enterprise Co. Ltd.	8,840	43,894
First Financial Holding Co. Ltd.	166,143	135,755
FLEXium Interconnect, Inc.	4,000	10,924
Formosa Chemicals & Fibre Corp.	62,000	134,639
Formosa Petrochemical Corp.	27,000	70,343
Formosa Plastics Corp.	67,000	182,344
Formosa Taffeta Co. Ltd.	14,000	11,901
Foxconn Technology Co. Ltd.	15,000	21,614
Fubon Financial Holding Co. Ltd.	125,702	197,125
Genius Electronic Optical Co. Ltd.	2,000	21,716
Giant Manufacturing Co. Ltd.	5,000	32,291
Gigabyte Technology Co. Ltd.	8,000	22,200
Global Unichip Corp.	1,000	18,510
GlobalWafers Co. Ltd.	3,000	34,554
Great Wall Enterprise Co. Ltd.	10,945	15,306
HannStar Display Corp.	35,000	12,649
Highwealth Construction Corp.	20,353	24,946
HIWIN Technologies Corp.	4,479	24,915
Hon Hai Precision Industry Co. Ltd. (Foxconn)	194,600	623,796
Hotai Motor Co. Ltd.	6,000	107,857
HTC Corp. (a)	11,000	18,944
Hua Nan Financial Holdings Co. Ltd.	160,013	111,888
IBF Financial Holdings Co. Ltd.	34,776	12,623
Innolux Corp. (c)	165,000	49,261
International Games Systems Co. Ltd.	2,000	22,627
Inventec Corp.	49,000	35,264
ITEQ Corp.	4,000	7,354
King Yuan Electronics Co. Ltd.	18,000	17,423
Kings Town Bank Co. Ltd.	12,000	12,709
Kinsus Interconnect Technology Corp.	4,000	11,691
Largan Precision Co. Ltd.	2,000	105,280
Lien Hwa Industrial Corp.	14,799	23,580
Lite-On Technology Corp.	34,000	68,171
Lotes Co. Ltd.	1,019	24,466
Macronix International Co. Ltd.	30,060	29,427
Makalot Industrial Co. Ltd.	3,203	18,471
MediaTek, Inc.	25,000	432,904
Medigen Vaccine Biologics Corp.	4,448	11,141
Mega Financial Holding Co. Ltd.	172,025	168,403
Merida Industry Co. Ltd.	3,000	17,018
Micro-Star International Co. Ltd.	11,000	37,162
MiTAC Holdings Corp.	14,000	11,879
momo.com, Inc.	560	9,398
Nan Ya Plastics Corp.	88,000	185,016
Nan Ya Printed Circuit Board Corp.	3,000	17,819
Nanya Technology Corp.	17,000	26,152
Nien Made Enterprise Co. Ltd.	3,000	23,712
Novatek Microelectronics Corp.	9,000	61,942
Oneness Biotech Co. Ltd. (a)	4,000	31,741
Pegatron Corp.	32,000	58,831
Phison Electronics Corp.	3,000	25,031
Pou Chen Corp.	41,000	36,722
Powerchip Semiconductor Manufacturing Corp.	38,999	34,930
Powertech Technology, Inc.	11,000	26,653
Poya International Co. Ltd.	1,040	12,861
President Chain Store Corp.	9,000	79,903
Primax Electronics Ltd.	6,000	12,030
Qisda Corp.	26,000	22,143
Quanta Computer, Inc.	43,000	104,054
Radiant Opto-Electronics Corp.	7,000	22,109
Realtek Semiconductor Corp.	7,000	59,397
Ruentex Development Co. Ltd.	21,460	34,665
Ruentex Industries Ltd.	14,561	23,384
Shin Kong Financial Holding Co. Ltd.	218,543	56,387
Simplo Technology Co. Ltd.	3,000	24,890
SINBON Electronics Co. Ltd.	3,000	24,984
Sino-American Silicon Products, Inc.	9,000	37,052
Sinopac Financial Holdings Co.	174,286	94,756
Standard Foods Corp.	6,000	7,212
Synnex Technology International Corp.	21,000	34,846
Ta Chen Stainless Pipe Co. Ltd.	27,596	32,782
Taichung Commercial Bank Co. Ltd.	47,035	19,438
Taishin Financial Holdings Co. Ltd.	176,077	75,809
Taiwan Business Bank	91,493	36,229
Taiwan Cement Corp.	89,162	94,710
Taiwan Cooperative Financial Holding Co. Ltd.	156,429	129,047
Taiwan Fertilizer Co. Ltd.	11,000	19,048
Taiwan High Speed Rail Corp.	35,000	31,348
Taiwan Mobile Co. Ltd.	25,000	75,110
Taiwan Semiconductor Manufacturing Co. Ltd.	295,000	3,901,616
Taiwan Surface Mounting Technology Co. Ltd.	4,000	10,434
Taiwan Union Technology Corp.	5,000	7,040
Tatung Co. Ltd. (a)	27,000	26,983
TECO Electric & Machinery Co. Ltd.	22,000	19,463
The Shanghai Commercial & Savings Bank Ltd.	67,000	103,595
Tong Hsing Electronics Industries Ltd.	3,000	15,651
Tripod Technology Corp.	7,000	20,547
Tung Ho Steel Enterprise Corp.	7,370	11,453
TXC Corp.	5,000	11,298
Uni-President Enterprises Corp.	74,000	156,512
Unimicron Technology Corp.	20,000	73,853
Union Bank of Taiwan	44,097	20,649
United Integrated Services Co.	3,000	14,142
United Microelectronics Corp.	181,000	202,105
United Renewable Energy Co. Ltd. (a)	19,248	13,036
Vanguard International Semiconductor Corp.	14,000	28,598
Voltronic Power Technology Corp.	1,000	44,155
Walsin Lihwa Corp.	38,308	48,758
Walsin Technology Corp.	5,000	11,706
Win Semiconductors Corp.	6,000	23,287
Winbond Electronics Corp.	40,000	24,827
Wistron Corp.	43,058	35,927
Wiwynn Corp.	1,000	25,393
WPG Holding Co. Ltd.	22,920	33,458
XinTec, Inc.	3,000	9,051
Yageo Corp.	7,000	59,177
Yang Ming Marine Transport Corp.	28,000	54,117
YFY, Inc.	19,000	14,151
Yuanta Financial Holding Co. Ltd.	191,444	117,622
Yulon Finance Corp.	3,758	16,948
TOTAL TAIWAN		12,463,663
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	5,200	26,817
Advanced Information Service PCL NVDR	11,500	59,306
Airports of Thailand PCL:
(For. Reg.) (a)	20,400	39,114
NVDR (a)	45,300	86,856
Asset World Corp. PCL NVDR	129,000	19,787
B. Grimm Power PCL:
(For. Reg.)	2,800	2,499
NVDR	9,800	8,747
Bangkok Bank PCL NVDR	9,100	32,850
Bangkok Chain Hospital PCL unit	17,800	8,379
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	1,285
NVDR	19,300	8,269
Bangkok Dusit Medical Services PCL NVDR	61,600	48,058
Bangkok Expressway and Metro PCL:
(For. Reg.)	76,600	18,637
NVDR	51,300	12,482
Bank of Ayudhya PCL NVDR	26,800	22,326
Banpu PCL NVDR	39,400	12,816
BCPG PCL NVDR	17,600	4,282
Berli Jucker PCL:
unit	14,500	12,559
(For. Reg.)	2,100	1,819
BTS Group Holdings PCL NVDR	101,300	22,236
Bumrungrad Hospital PCL:
NVDR	5,500	33,018
(For. Reg.)	500	3,002
Carabao Group PCL:
(For. Reg.)	2,200	4,960
NVDR	3,100	6,989
Central Pattana PCL:
(For. Reg.)	200	345
NVDR	20,300	35,030
Central Plaza Hotel PCL unit (a)	7,800	10,108
Central Retail Corp. PCL:
(For. Reg.)	9,141	9,549
NVDR	36,500	38,129
Charoen Pokphand Foods PCL (NVDR)	52,300	34,579
Chularat Hospital PCL unit	72,600	7,066
Com7 PCL NVDR	12,900	9,894
CP ALL PCL:
(For. Reg.)	15,500	23,058
NVDR	53,100	78,992
Delta Electronics PCL NVDR	7,100	122,801
Electricity Generating PCL:
(For. Reg.)	500	2,182
NVDR	2,900	12,655
Energy Absolute PCL:
(For. Reg.)	10,000	23,339
NVDR	18,300	42,710
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	2,775
NVDR	9,400	15,848
Gulf Energy Development PCL:
(For. Reg.)	24,400	33,878
NVDR	53,400	74,142
Gunkul Engineering PCL unit	57,900	8,039
Hana Microelectronics PCL NVDR	9,100	8,844
Home Product Center PCL:
(For. Reg.)	15,800	5,641
NVDR	48,500	17,316
Indorama Ventures PCL NVDR	33,900	34,965
Intouch Holdings PCL NVDR	15,900	30,591
IRPC PCL:
(For. Reg.)	50,700	4,183
NVDR	113,500	9,365
Jay Mart PCL unit	7,900	9,715
JMT Network Services PCL:
NVDR	9,476	17,104
warrants (a)	432	143
Kasikornbank PCL NVDR	18,500	70,453
KCE Electronics PCL NVDR	9,500	10,866
Kiatnakin Bank PCL:
unit	3,700	6,727
(For. Reg.)	1,900	3,455
Krung Thai Bank PCL:
(For. Reg.)	15,100	6,669
NVDR	41,100	18,152
Krungthai Card PCL:
(For. Reg.)	5,200	7,907
NVDR	11,600	17,640
Land & House PCL NVDR	51,400	12,098
Minor International PCL:
unit (a)	33,438	23,434
warrants 2/15/24 (a)	850	67
(For. Reg.) (a)	8,810	6,174
Muangthai Leasing PCL:
(For. Reg.)	3,700	3,547
NVDR	8,600	8,245
Ngern Tid Lor PCL NVDR	16,046	11,458
Osotspa PCL:
(For. Reg.)	4,400	3,171
NVDR	16,700	12,035
PTT Exploration and Production PCL:
(For. Reg.)	11,600	49,238
NVDR	10,900	46,266
PTT Global Chemical PCL:
(For. Reg.)	800	878
NVDR	25,500	27,987
PTT Oil & Retail Business PCL NVDR	45,700	31,121
PTT PCL:
(For. Reg.)	32,900	29,583
NVDR	102,200	91,896
Ratch Group PCL unit	9,800	10,626
SCB X PCL:
(For. Reg.)	250	688
NVDR unit	10,600	29,154
SCG Packaging PCL NVDR	19,600	26,954
Siam Cement PCL:
(For. Reg.)	1,700	14,657
NVDR	2,900	25,002
Siam Global House PCL NVDR	26,819	14,256
Singer Thailand PCL NVDR	5,600	5,739
Sri Trang Agro-Industry PCL NVDR	13,700	7,065
Sri Trang Gloves Thailand PCL NVDR	15,000	4,522
Srisawad Corp. PCL:
warrants 8/29/25 (a)	200	20
(For. Reg.)	3,200	3,639
NVDR	8,900	10,121
Star Petroleum Refining PCL NVDR	28,600	8,017
Thai Beverage PCL	133,800	55,896
Thai Oil PCL:
(For. Reg.)	3,254	4,410
NVDR	9,222	12,499
Thai Union Frozen Products PCL:
(For. Reg.)	13,100	6,479
NVDR	22,900	11,325
Thanachart Capital PCL:
(For. Reg.)	2,400	2,460
NVDR	7,200	7,379
Thonburi Healthcare Group PCL NVDR	4,800	8,220
TISCO Financial Group PCL:
(For. Reg.)	2,000	4,906
NVDR	3,700	9,076
TMBThanachart Bank PCL:
(For. Reg.)	339,372	10,860
NVDR	355,556	11,378
TOA Paint Thailand PCL NVDR	9,200	8,029
Total Access Communication PCL NVDR	12,600	15,162
True Corp. PCL:
(For. Reg.)	115,300	15,399
NVDR	150,100	20,046
TTW PCL NVDR	20,900	5,472
VGI PCL:
unit	41,600	4,401
warrants 5/23/27 (a)	9,600	46
(For. Reg.)	23,090	2,443
warrants (For. Reg.) (a)	9,690	46
WHA Corp. PCL NVDR	95,000	8,844
TOTAL THAILAND		2,104,382
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	1,848	8,170
Akbank TAS	47,651	29,095
Aksa Akrilik Kimya Sanayii	2,253	7,012
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,566	5,559
Arcelik A/S	3,872	14,072
Aselsan A/S	9,650	15,291
Bera Holding A/S	4,038	4,348
Bim Birlesik Magazalar A/S JSC	7,102	44,439
Coca-Cola Icecek Sanayi A/S	1,255	9,136
Dogan Sirketler Grubu Holding A/S	16,200	4,214
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,346	5,933
Enerjisa Enerji A/S (b)	4,882	4,581
Enka Insaat ve Sanayi A/S	29,094	26,607
Eregli Demir ve Celik Fabrikalari T.A.S.	20,923	32,792
Ford Otomotiv Sanayi A/S	1,035	18,304
Haci Omer Sabanci Holding A/S	20,814	29,019
Hektas Ticaret A/S (a)	5,489	17,262
Is Gayrimenkul Yatirim Ortakligi A/S (a)	7,846	2,597
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	10,399	6,721
Koc Holding A/S	16,653	40,888
Koza Altin Isletmeleri A/S	792	7,826
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	3,237	4,636
Logo Yazilim Sanayi Ve Ticar	604	1,480
Migros Turk Ticaret A/S (a)	1,555	8,511
Otokar Otomotiv ve Savunma Sanayi A.S.	73	2,226
Pegasus Hava Tasimaciligi A/S (a)	649	8,361
Petkim Petrokimya Holding A/S (a)	21,170	14,197
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,699	4,358
Sok Marketler Ticaret A/S (a)	5,808	6,496
TAV Havalimanlari Holding A/S (a)	2,952	10,050
Tekfen Holding A/S	3,601	5,733
Tofas Turk Otomobil Fabrikasi A/S	1,799	8,902
Turk Hava Yollari AO (a)	11,591	44,256
Turk Sise ve Cam Fabrikalari A/S	20,179	27,741
Turk Traktor ve Ziraat Makinalari A/S	126	1,903
Turkcell Iletisim Hizmet A/S	19,378	20,771
Turkiye Garanti Bankasi A/S	8,075	8,485
Turkiye Is Bankasi A/S Series C	56,993	23,179
Turkiye Petrol Rafinerileri A/S (a)	1,970	30,854
Turkiye Vakiflar Bankasi TAO (a)	11,054	4,143
Yapi ve Kredi Bankasi A/S	42,922	16,412
TOTAL TURKEY		586,560
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	43,523	106,879
Abu Dhabi Islamic Bank	22,692	55,910
Abu Dhabi National Oil Co. for Distribution PJSC	45,201	54,638
Aldar Properties PJSC	60,163	68,957
Dubai Islamic Bank Pakistan Ltd. (a)	45,199	73,586
Emaar Properties PJSC (a)	62,366	98,309
Emirates NBD Bank PJSC (a)	38,158	133,492
Emirates Telecommunications Corp.	54,304	345,360
First Abu Dhabi Bank PJSC	69,008	335,543
TOTAL UNITED ARAB EMIRATES		1,272,674
United Kingdom - 9.1%
3i Group PLC	15,168	182,129
Abrdn PLC	33,222	50,820
Admiral Group PLC	4,264	90,583
Anglo American PLC (United Kingdom)	20,883	627,029
Antofagasta PLC	5,366	65,754
Ashtead Group PLC	7,011	314,863
Associated British Foods PLC	5,577	77,925
AstraZeneca PLC (United Kingdom)	24,192	2,659,414
Atlassian Corp. PLC (a)	2,234	470,458
Auto Trader Group PLC (b)	15,146	85,894
Aveva Group PLC	1,932	66,658
Aviva PLC	44,634	191,428
BAE Systems PLC	50,258	441,588
Barclays PLC	245,756	391,031
Barratt Developments PLC	15,932	60,214
Bellway PLC	1,869	35,206
Berkeley Group Holdings PLC	1,745	63,754
BP PLC	309,264	1,477,784
British American Tobacco PLC (United Kingdom)	35,666	1,278,895
British Land Co. PLC	14,854	57,535
BT Group PLC	137,018	184,194
Bunzl PLC	5,264	160,831
Burberry Group PLC	6,304	125,926
Centrica PLC	92,448	72,544
Compass Group PLC	27,864	554,840
ConvaTec Group PLC (b)	25,087	57,012
Croda International PLC	2,224	158,847
Dechra Pharmaceuticals PLC	1,734	50,357
Derwent London PLC	1,800	40,608
Diageo PLC	36,358	1,530,436
Diploma PLC	1,978	50,825
Direct Line Insurance Group PLC	21,252	43,846
DS Smith PLC	21,446	60,650
Endava PLC ADR (a)	601	48,459
Games Workshop Group PLC	509	32,547
GSK PLC	62,561	903,550
Haleon PLC (a)	78,160	241,994
Halma PLC	5,897	132,637
Hargreaves Lansdown PLC	5,643	54,043
Hikma Pharmaceuticals PLC	2,752	41,481
HomeServe PLC	4,566	60,161
Howden Joinery Group PLC	9,531	53,245
HSBC Holdings PLC (United Kingdom)	319,133	1,652,426
IG Group Holdings PLC	6,705	56,823
IMI PLC	4,190	51,814
Imperial Brands PLC	14,792	304,166
Informa PLC	23,498	134,312
InterContinental Hotel Group PLC	2,935	141,355
Intermediate Capital Group PLC	4,584	49,450
International Distributions Services PLC	12,068	24,565
Intertek Group PLC	2,490	102,162
ITV PLC	54,875	34,629
J Sainsbury PLC	27,288	52,845
JD Sports Fashion PLC	39,726	43,765
Johnson Matthey PLC	3,086	62,304
Kingfisher PLC	31,121	75,755
Land Securities Group PLC	11,798	68,172
Legal & General Group PLC	93,255	222,598
Lloyds Banking Group PLC	1,107,787	500,706
London Stock Exchange Group PLC	5,056	426,974
M&G PLC	40,659	74,899
Melrose Industries PLC	68,537	76,636
Mondi PLC	7,636	117,308
National Grid PLC	60,473	622,516
NatWest Group PLC	80,589	200,725
Next PLC	2,075	110,132
Ocado Group PLC (a)	11,226	58,257
Pearson PLC	11,809	112,771
Pennon Group PLC	4,422	38,583
Persimmon PLC	4,946	67,643
Phoenix Group Holdings PLC	13,507	78,663
Prudential PLC	42,902	419,909
Quilter PLC (b)	20,982	21,423
Reckitt Benckiser Group PLC	11,496	761,972
RELX PLC (London Stock Exchange)	30,903	755,138
Rentokil Initial PLC	29,067	154,069
Rightmove PLC	13,808	73,664
Rio Tinto PLC	16,559	895,939
Rolls-Royce Holdings PLC (a)	131,567	100,761
Rotork PLC	13,394	34,760
RS GROUP PLC	7,245	77,340
Sage Group PLC	17,136	132,060
Schroders PLC	11,305	48,592
Segro PLC	18,793	156,806
Severn Trent PLC	3,978	103,991
Shell PLC (London)	119,379	2,961,546
Smith & Nephew PLC	13,775	159,002
Smiths Group PLC	5,815	96,860
Spectris PLC	1,821	55,027
Spirax-Sarco Engineering PLC	1,159	133,231
SSE PLC	16,506	278,720
St. James's Place PLC	8,432	96,025
Standard Chartered PLC (United Kingdom)	38,654	241,764
Tate & Lyle PLC	6,140	46,295
Taylor Wimpey PLC	57,325	55,820
Tesco PLC	119,321	273,850
The Weir Group PLC	4,053	62,745
Travis Perkins PLC	3,429	29,435
Tritax Big Box REIT PLC	29,902	45,124
Unilever PLC	41,030	1,802,852
Unite Group PLC	6,289	59,709
United Utilities Group PLC	10,752	106,167
Vodafone Group PLC	418,065	467,898
Whitbread PLC	3,141	79,620
TOTAL UNITED KINGDOM		29,699,063
United States of America - 0.2%
Coca-Cola European Partners PLC	3,144	133,997
Farfetch Ltd. Class A (a)(d)	5,427	40,431
Fiverr International Ltd. (a)	517	15,815
JFrog Ltd. (a)(d)	738	16,317
Kolon TissueGene, Inc. unit (a)(c)	120	667
Li Auto, Inc. ADR (a)	4,271	98,276
MagnaChip Semiconductor Corp. (a)	648	6,636
Tilray Brands, Inc. Class 2 (a)(d)	1,491	4,100
Yum China Holdings, Inc.	6,575	311,195
TOTAL UNITED STATES OF AMERICA		627,434
TOTAL COMMON STOCKS (Cost $378,808,067)		315,585,282

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	3,900	15,378
Azul SA (a)	4,000	10,915
Banco Bradesco SA (PN)	79,941	294,017
Bradespar SA (PN)	3,614	15,918
Braskem SA Class A	2,900	14,107
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,866	32,358
Companhia Energetica de Minas Gerais (CEMIG) (PN)	23,349	46,574
Gerdau SA	18,000	81,552
Itau Unibanco Holding SA	75,500	392,731
Itausa-Investimentos Itau SA (PN)	73,088	131,832
Metalurgica Gerdau SA (PN)	11,200	21,987
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	71,500	394,987
Raizen SA	20,500	15,923
TOTAL BRAZIL		1,468,279
Chile - 0.1%
Embotelladora Andina SA Class B	6,393	11,069
Sociedad Quimica y Minera de Chile SA (PN-B)	2,230	207,563
TOTAL CHILE		218,632
Colombia - 0.0%
Bancolombia SA (PN)	6,892	41,890
Grupo Aval Acciones y Valores SA	63,326	7,967
TOTAL COLOMBIA		49,857
Germany - 0.2%
Henkel AG & Co. KGaA	2,604	154,644
Porsche Automobil Holding SE (Germany)	2,388	134,547
Sartorius AG (non-vtg.)	386	133,519
Volkswagen AG	2,864	349,958
TOTAL GERMANY		772,668
Korea (South) - 0.2%
Hyundai Motor Co.	434	25,174
Hyundai Motor Co. Series 2	517	29,822
LG Chemical Ltd.	146	25,228
LG Electronics, Inc.	235	5,968
LG Household & Health Care Ltd.	40	9,092
Samsung Electronics Co. Ltd.	12,824	413,291
TOTAL KOREA (SOUTH)		508,575
Russia - 0.0%
AK Transneft OAO (c)	24	10,764
Sberbank of Russia (Russia) (a)(c)	15,430	148
Surgutneftegas OJSC (c)	105,000	2,824
TOTAL RUSSIA		13,736
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,741,570)		3,031,747

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $597,632)	600,000	593,499

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	7,617,063	7,618,586
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	3,208,207	3,208,527
TOTAL MONEY MARKET FUNDS (Cost $10,827,113)		10,827,113

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $393,974,382)	330,037,641
NET OTHER ASSETS (LIABILITIES) - (0.8)% (i)	(2,500,257)
NET ASSETS - 100.0%	327,537,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	68	Dec 2022	5,646,040	(38,300)	(38,300)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	59	Dec 2022	2,570,925	(51,356)	(51,356)
TME S&P/TSX 60 Index Contracts (Canada)	5	Dec 2022	807,905	(11,831)	(11,831)

TOTAL FUTURES CONTRACTS					(101,487)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,017,914 or 2.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $353,132.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $87,849 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	16,086,863	69,302,376	77,770,653	79,775	-	-	7,618,586	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	1,111,294	20,607,256	18,510,023	16,164	-	-	3,208,527	0.0%
Total	17,198,157	89,909,632	96,280,676	95,939	-	-	10,827,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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